                                   ONE GROUP(R)
                                INVESTMENT TRUST
                               SEMI-ANNUAL REPORT

                            for the six months ended
                                 June 30, 1999

                                                              Semi-Annual Report
                                          For the six months ended June 30, 1999

                                                                  BOND PORTFOLIO

                                                       GOVERNMENT BOND PORTFOLIO

                                                              BALANCED PORTFOLIO

                                                      LARGE CAP GROWTH PORTFOLIO

                                                          EQUITY INDEX PORTFOLIO

                                                    DIVERSIFIED EQUITY PORTFOLIO

                                                        MID CAP GROWTH PORTFOLIO

                                                   DIVERSIFIED MID CAP PORTFOLIO

                                                         MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP INVESTMENT TRUST                                         JUNE 30, 1999

Schedule of Portfolio Investments...........................................   1
Statements of Assets and Liabilities......................................... 38
Statements of Operations..................................................... 41
Statements of Changes in Net Assets.......................................... 44
Notes to Financial Statements................................................ 47
Financial Highlights......................................................... 54

--------------------------------------------------------------------------------
One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
ASSET BACKED SECURITIES (6.0%):
$  191,309   Arcadia Automobile Receivables
               Trust, Series 97-B, Class A3,
               6.30%, 7/16/01..................  $   191,611
   200,000   Arcadia Automobile Receivables
               Trust, Series 98-A, Class A4,
               6.00%, 11/17/03.................      198,987
   250,000   Arcadia Automobile Receivables
               Trust, Series 98-B, Class A3,
               5.95%, 11/15/02.................      250,621
   500,000   Arcadia Automobile Receivables
               Trust, Series 99-B, Class A4,
               6.51%, 9/15/04..................      500,612
    23,061   Case Equipment Loan Trust, Series
               96-A, Class A2, 5.50%,
               2/15/03.........................       23,070
    20,634   CPS Auto Trust, Series 97-4, Class
               A1, 6.07%, 3/15/03..............       20,663
   400,000   CPS Auto Trust, Series 98-3, Class
               A4, 6.08%, 10/15/03.............      401,182
    97,308   Olympic Automobile Receivables
               Trust, Series 95-C, Class A2,
               6.20%, 1/15/02..................       97,541
   300,000   Olympic Automobile Receivables
               Trust, Series 96-C, Class A5,
               7.00%, 3/15/04..................      304,673
    51,466   ONYX Acceptance Auto Trust, Series
               96-1, Class A, 5.40%, 5/15/01...       51,491
   250,000   ONYX Acceptance Auto Trust, Series
               98-B, Class A2, 5.85%,
               7/15/03.........................      247,831
     9,967   Nationsbank Auto Grantor Trust,
               Series 95-A, Class A, 5.85%,
               6/15/02.........................        9,980
   500,000   Premier Auto Trust, Series 98-5,
               Class A3, 5.07%, 7/8/02.........      494,258
   200,000   Sears Credit Account Master Trust,
               Series 98-1, Class A, 5.80%,
               8/15/05.........................      199,457
    49,908   WFS Financial Owner Trust, Series
               96-D, Class A3, 6.05%,
               7/20/01.........................       49,840
    48,722   WFS Financial Owner Trust, Series
               97-A, Class A3, 6.50%,
               9/20/01.........................       48,937
   150,000   WFS Financial Owner Trust, Series
               96-C, Class A4, 6.80%,
               12/20/03........................      150,959
   112,934   World Omni Automobile Lease
               Securitization, Series 97-B,
               Class A1, 6.07%, 11/25/03.......      113,054

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
ASSET BACKED SECURITIES, CONTINUED:
$  298,733   World Omni Automobile Lease
               Securitization, Series 97-B,
               Class A3, 6.18%, 11/25/03.......  $   299,607
                                                 -----------
  Total Asset Backed Securities                    3,654,374
                                                 -----------
CORPORATE BONDS (3.6%):
Automobile (1.0%):
   300,000   Ford Motor Credit, 8.20%,
               2/15/02.........................      313,147
   300,000   General Motors Acceptance Corp.,
               5.75%, 11/10/03.................      290,022
                                                 -----------
                                                     603,169
                                                 -----------
Finance (0.8%):
    85,000   Associates Corp. of North America,
               9.13%, 4/1/00...................       86,824
   200,000   Associates Corp. of North America,
               8.15%, 8/1/09...................      215,898
   200,000   Associates Corp. of North America,
               5.96%, 5/15/37..................      200,697
                                                 -----------
                                                     503,419
                                                 -----------
Industry (1.8%)
   110,000   Boeing Capital Corp., 7.95%,
               8/15/24.........................      120,507
   500,000   Boeing Capital Corp., 6.36%,
               7/15/05.........................      469,283
   500,000   Hertz Corp., 6.50%, 5/15/06.......      484,572
                                                 -----------
                                                   1,074,362
                                                 -----------
  Total Corporate Bonds                            2,180,950
                                                 -----------
OTHER MORTGAGE BACKED SECURITIES (1.9%):
   139,778   Chase Mortgage Finance Corp.,
               Series 94-E, Class A6B, 7.30%,
               4/25/10.........................      139,643
    19,546   Merrill Lynch Home Equity Loan,
               Series 92-1, Class A, 5.34%,
               7/15/22.........................       19,558
 1,000,000   Residential Accredit Loans, Inc.,
               Series 96-QS3, Class AI11,
               7.75%, 6/25/26..................    1,010,338
                                                 -----------
  Total Other Mortgage Backed Securities           1,169,539
                                                 -----------
U.S. GOVERNMENT AGENCY MORTGAGES (42.5%):
Federal Home Loan Mortgage Corp. (20.2%):
   285,126   4.50%, 3/15/07, Series #1295-JB,
               CMO.............................      275,183
    12,063   3.81%, 10/15/07, Series #1389-SA,
               CMO.............................       11,507
   330,893   4.00%, 2/15/08, Series #1465-SA,
               CMO.............................       12,400
    55,961   5.50%, 4/15/08, Series #1489-L,
               CMO.............................       54,329
   362,424   0.00%, 5/15/08, Series 1989, Class
               L...............................      298,293
   136,183   6.07%, 5/15/08, Series #1606-LC,
               CMO.............................      139,254
   856,259   0.00%, 8/15/08, Series 1900, Class
               T...............................      615,548

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
$   92,872   6.00%, 9/15/08, Series #1586-A,
               CMO.............................  $    92,552
   171,212   0.00%, 10/15/08, Series 1967,
               Class PC........................      129,067
    54,062   8.19%, 12/15/08, Series #1647-SB,
               CMO.............................       54,614
   200,000   8.50%, 12/15/08, Series #1625-SD,
               CMO.............................      212,727
   199,762   6.40%, 2/15/09, Series #1679-O,
               CMO.............................      191,868
   125,000   6.92%, 2/15/09, Series 1796, Class
               S...............................      120,009
   495,306   9.00%, 6/1/10 Gold Pool #G10777...      514,995
   300,000   6.30%, 1/15/13, Series #2025-PE,
               CMO.............................      287,393
   470,193   3.15%, 10/15/13, Series #1595-S,
               CMO ............................       13,238
   292,993   8.83%, 10/15/13, Series #1607-SA,
               CMO.............................      290,252
    63,695   12.00%, 7/1/19, Pool #555238......       69,896
   250,000   9.50%, 7/15/19, Series #11-D,
               CMO.............................      265,106
   214,181   5.50%, 12/15/19, Series #1709-C,
               CMO.............................      212,310
   127,146   7.50%, 1/15/20, Series
               #1297-H,CMO.....................      127,980
   147,179   9.50%, 4/15/20, Series #22-C,
               CMO.............................      153,814
    62,039   10.00%, 6/15/20, Series #47-F,
               CMO.............................       65,456
    34,967   9.50%, 1/15/21, Series #99-Z,
               CMO.............................       37,158
   116,250   6.50%, 2/15/21, Series #128-I,
               CMO.............................      115,367
    58,497   9.00%, 4/15/21, Series #1065-J,
               CMO.............................       61,465
   500,000   0.00%, 2/15/22, Series 1987, Class
               W...............................      337,825
   211,000   7.00%, 5/15/22, Series #1250-J,
               CMO.............................      206,156
   400,000   6.00%, 10/15/22, Series #1395-G,
               CMO.............................      377,521
   126,764   8.50%, 10/15/22, Series #1646-MD,
               CMO.............................      128,280
   144,000   0.00%, 11/15/22, Series 2002,
               Class A.........................      100,496
    45,000   5.68%, 1/15/23, Series #1603-IF,
               CMO ............................       46,516
   484,208   6.68%, 5/15/23, Series #1592-TB,
               CMO.............................      400,663
   176,709   7.00%, 5/15/23, Series #1505-Q,
               CMO.............................      171,597
   288,542   9.18%, 5/15/23, Series #1614-VB,
               CMO.............................      266,058
    95,000   8.33%, 7/15/23, Series #1543-JC,
               CMO ............................       69,472
   787,104   6.25%, 9/15/23, Series #1589-Z,
               CMO.............................      712,720
   100,000   7.53%, 10/15/23, Series #1689-SD,
               CMO.............................       96,414
    58,241   11.70%, 10/15/23, Series 1859,
               Class SB........................       12,457
   137,603   6.00%, 11/15/23, Series #1685-Z,
               CMO.............................      118,354
    95,950   6.50%, 11/15/23, Series #1609-LG,
               CMO.............................       81,728

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
$   65,065   8.50%, 11/15/23, Series #1619-SD,
               CMO.............................  $    65,883
   286,574   0.00%, 2/15/24, Series #1700-GA,
               CMO.............................      210,498
    39,012   7.90%, 2/15/24, Series #1686-SL,
               CMO.............................       38,108
   462,710   0.00%, 2/25/24, Series 99-16,
               Class B.........................      281,514
   916,158   4.91%, 3/15/24, Series #1689-FC,
               CMO.............................      852,797
   334,792   6.00%, 5/15/27, Series #1981-Z,
               CMO.............................      285,873
   500,000   6.50%, 7/15/27, Series #2137-TG,
               CMO.............................      479,334
   933,000   7.50%, 9/15/27, Series #1987-PE,
               CMO.............................      931,592
   735,919   7.00%, 3/15/28, Series #2038-PN,
               CMO.............................      160,947
   500,000   7.50%, 5/15/28, Series #2054-PV,
               CMO.............................      506,005
   173,000   0.00%, 1/15/29, Series #2113-GA,
               CMO.............................       86,010
   500,050   6.50%, 6/1/29, Gold Pool
               #C00785.........................      484,603
   500,000   6.50%, 7/1/29, TBA................      484,219
                                                 -----------
                                                  12,415,421
                                                 -----------
Federal National Mortgage Assoc. (15.2%):
   457,266   9.00%, 12/1/06, Pool #313699......      477,409
    70,953   8.90%, 5/25/07, Series 93-175,
               Class S, CMO....................       71,683
    78,296   0.00%, 2/25/08, Series 96-24,
               Class K.........................       68,274
   200,000   9.19%, 8/25/08, Series 93-134,
               Class SA, CMO...................      200,184
   159,259   0.00%, 9/25/08, Series 96-20,
               Class L.........................      118,470
   150,000   0.00%, 9/25/08, Series 96-39,
               Class J.........................      107,538
   302,262   8.80%, 9/25/08, Series 93-164,
               Class SA, CMO...................      313,639
   557,610   9.94%, 9/25/08, Series 93-175,
               Class SA, CMO...................      576,712
   200,000   0.00%, 10/25/08, Series 96-24,
               Class B.........................      137,589
   127,333   5.39%, 10/25/08, Series 93-196,
               Class FA, CMO...................      125,782
     6,620   256.00%, 11/1/08, Series K, Class
               2...............................       40,801
   462,820   7.44%, 12/25/08, Series 93-233,
               Class SB, CMO...................      457,002
   400,000   8.48%, 2/25/09, Series 94-13,
               Class SK, CMO...................      390,335
    94,619   6.50%, 3/25/09, Series 95-13,
               Class B.........................       93,319
     1,375   6.50%, 12/25/10, Series 96-7,
               Class C, CMO....................        1,369

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
$  298,241   6.37%, 11/25/13, Series 93-220,
               Class SE, CMO...................  $   278,322
    49,707   7.10%, 11/25/13, Series 93-220,
               Class SD, CMO...................       43,870
   500,000   6.50%, 12/18/17, Series 98-17,
               Class TB, CMO...................      501,863
    51,154   6.55%, 3/1/19, Pool #116612, AR...       51,968
    21,092   5.00%, 5/25/19, Series 93-19,
               Class G, CMO....................       21,017
    17,089   6.50%, 6/25/19, Series G93-19,
               Class K, CMO....................       17,109
   249,005   8.50%, 11/25/19, Series 89-83,
               Class H, CMO....................      257,881
    83,606   8.80%, 1/25/20, Series 90-1, Class
               D, CMO..........................       87,549
    34,918   6.00%, 6/25/20, Series G93-13,
               Class G, CMO....................       34,843
    73,779   5.50%, 8/25/20, Series 90-93,
               Class G, CMO....................       70,962
    93,086   6.00%, 10/25/20, Series 92-204,
               Class B, CMO....................       92,842
   335,515   6.50%, 12/25/20, Series 97-85,
               Class L, CMO....................       34,982
    88,918   8.75%, 12/25/20, Series 90-143,
               Class J, CMO....................       92,887
       963   652.15%, 12/25/20, Series 90-140,
               Class K, CMO....................       21,232
    18,352   6.50%, 10/25/21, Series 94-30,
               Class LA, CMO...................       18,209
   200,000   5.00%, 11/25/21, Series G92-66,
               Class JB, CMO...................      183,940
   300,305   7.00%, 1/25/22, Series G92-15,
               Class Z, CMO....................      300,021
   120,947   7.00%, 7/25/22, Series G92-42,
               Class Z, CMO....................      121,429
   268,000   6.50%, 8/25/22, Series 96-59,
               Class J.........................      264,833
   400,000   5.50%, 9/25/22, Series 92-143,
               Class MA, CMO...................      369,370
    83,911   5.19%, 10/25/22, Series G92-59,
               Class F, CMO....................       81,784
   120,000   5.41%, 10/25/22, Series 93-225,
               Class FP, CMO...................      120,659
    32,385   7.00%, 10/25/22, Series G92-61,
               Class Z, CMO....................       30,623
   169,000   7.90%, 1/25/23, Series G93-1,
               Class KA, CMO...................      176,034
   149,654   0.00%, 2/25/23, Series G93-12,
               Class C, CMO....................      142,422
   200,000   9.61%, 2/25/23, Series 98-35,
               Class SV........................      180,381

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
$   72,551   4.16%, 4/25/23, Series 93-44,
               Class S, CMO....................  $     5,694
    18,980   5.50%, 4/25/23, Series 93-58,
               Class J, CMO....................       17,558
    20,794   6.75%, 5/25/23, Series 93-94,
               Class K, CMO....................       19,861
   600,000   0.00%, 6/25/23, Series 93-257,
               Class C.........................      358,003
   731,821   1.85%, 6/25/23, Series 94-82,
               Class SA, CMO...................       20,285
   481,845   7.83%, 6/25/23, Series 94-28,
               Class SD, CMO...................      393,496
    84,070   8.26%, 8/25/23, Series 93-139,
               Class SG, CMO...................       68,824
   216,950   0.00%, 9/25/23, Series 93-248,
               Class FB, CMO...................      200,004
   195,284   3.00%, 9/25/23, Series 93-193,
               Class B, CMO....................      179,250
   163,642   3.91%, 9/25/23, Series 93-155,
               Class SB, CMO...................        9,192
   275,132   6.66%, 9/25/23, Series G93-32,
               Class SA, CMO...................      197,285
   216,950   9.00%, 9/25/23, Series 93-248,
               Class SB, CMO...................      192,817
    58,886   0.00%, 11/25/23, Series 94-8,
               Class G, CMO....................       51,323
   155,112   5.69%, 12/25/23, Series 93-230,
               Class FA, CMO...................      156,932
   137,918   7.00%, 11/17/24, Series G94-13,
               Class ZB, CMO...................      134,077
 5,225,605   1.84%, 3/25/27, Series 97-20,
               Class IB, CMO...................      224,450
   200,000   7.50%, 5/20/27, Series 97-39,
               Class PD, CMO...................      199,853
   107,192   5.77%, 3/1/29, Pool #303532, AR...      105,180
                                                 -----------
                                                   9,311,222
                                                 -----------
Government National Mortgage Assoc. (7.1%):
   120,000   7.00%, 8/16/13, Series 96-22,
               Class VB, CMO...................      121,057
   105,278   8.00%, 9/15/22, Pool #297628......      108,676
   380,795   3.50%, 10/16/22, Series 94-4,
               Class SA, CMO...................       17,324
   250,000   7.49%, 7/16/24, Series 94-3, Class
               PQ, CMO.........................      254,388
   181,360   8.50%, 5/20/25, Pool #2006........      188,801
   491,000   7.50%, 9/17/25, Series 98-26,
               Class K.........................      494,160
   713,000   7.50%, 8/16/26, Series 96-16,
               Class E, CMO....................      715,259
   399,054   8.00%, 11/20/26, Pool #2324.......      407,846
   652,189   8.00%, 1/20/27, Pool #2362........      666,518

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  500,000   7.50%, 5/16/27, Series 97-8, Class
               PN, CMO.........................  $   508,171
   238,023   8.00%, 5/15/28, Pool #460372......      244,994
   195,953   8.00%, 7/15/28 Pool #468066.......      201,692
   444,366   7.50%, 9/15/28, Pool #486537......      450,041
                                                 -----------
                                                   4,378,927
                                                 -----------
  Total U.S. Government Agency Mortgages          26,105,570
                                                 -----------
U.S. TREASURY OBLIGATIONS (42.3%):
U.S. Treasury Bonds (32.9%):
   400,000   10.38%, 11/15/09..................      477,750
 9,745,000   12.75%, 11/15/10..................   13,134,438
 2,790,000   10.38%, 11/15/12..................    3,552,019
 2,400,000   8.75%, 5/15/17....................    3,021,000
                                                 -----------
                                                  20,185,207
                                                 -----------
U.S. Treasury Inflation Protected Bonds (1.5%):
   200,000   3.63%, 7/15/02....................      205,604
   200,000   3.38%, 1/15/07....................      201,279
   550,000   3.63%, 4/15/28....................      533,908
                                                 -----------
                                                     940,791
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (6.6%):
$4,000,000   7.13%, 2/29/00....................  $ 4,051,252
                                                 -----------
U.S. Treasury STRIPS (1.3%):
   500,000   11/15/11..........................      232,379
   300,000   2/15/13...........................      128,176
   450,000   2/15/14...........................      179,611
   800,000   5/15/18...........................      243,645
                                                 -----------
                                                     783,811
                                                 -----------
  Total U.S. Treasury Obligations                 25,961,061
                                                 -----------
INVESTMENT COMPANIES (3.7%):
 2,268,049   One Group Prime Money Market Fund,
               Class I.........................    2,268,049
                                                 -----------
  Total Investment Companies                       2,268,049
                                                 -----------
Total (Cost $61,575,167)(a)                      $61,339,543
                                                 ===========

------------

Percentages indicated are based on net assets of $61,334,359

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation......................  $ 627,824
                   Unrealized depreciation......................   (863,448)
                                                                  ---------
                   Net unrealized depreciation..................  $(235,624)
                                                                  =========

The abbreviations in the above statement stand for the following:

    CMO        Collateralized Mortgage Obligation
               Separate Trading of Registered Interest and Principal
    STRIPS     Securities

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES (70.2%):
Federal Home Loan Mortgage Corp. (30.7%):
$   48,674   6.50%, 1/1/01, Gold Pool
               #G50324.........................  $    48,708
   134,369   8.50%, 12/1/09, Gold Pool
               #E20150.........................      139,305
   683,806   7.00%, 2/1/11, Gold Pool
               #E63959.........................      688,367
   975,964   5.50%, 3/1/14, Gold Pool
               #E75738.........................      925,945
   396,735   6.00%, 4/1/14, Gold Pool
               #E76438.........................      384,155
 1,000,000   6.50%, 6/1/14, Gold Pool
               #E00678.........................      988,620
   387,233   8.00%, 9/1/24, Gold Pool
               #D55955.........................      398,757
   738,071   6.50%, 11/01/25, Gold Pool
               #D65545.........................      718,542
   968,362   6.00%, 4/1/26, Gold Pool
               #D70244.........................      919,915
 1,500,000   6.00%, 2/15/27, Series #2091-PF,
               CMO.............................    1,404,101
 2,285,000   6.25%, 4/15/27, Series #2018-PE,
               CMO.............................    2,124,842
 2,000,000   6.00%, 2/15/28, Series #2165-PD,
               CMO.............................    1,886,334
   354,355   8.50%, 7/1/28, Gold Pool
               #G00981.........................      370,800
 1,400,000   6.25%, 8/15/28, Series #2075-PM,
               CMO.............................    1,288,323
 2,000,000   6.50%, 8/15/28, Series #2080-PJ,
               CMO.............................    1,892,972
 3,425,674   6.50%, 2/1/29, Gold Pool
               #C22459.........................    3,320,951
                                                 -----------
                                                  17,500,637
                                                 -----------
Federal National Mortgage Assoc. (9.0%):
   242,144   7.00%, 9/1/03, Pool #359952.......      244,505
   788,937   7.00%, 7/17/05, Series 97-26,
               Class GD, CMO...................      798,936
   157,255   7.50%, 8/1/09, Pool #279759.......      160,065
   162,169   6.50%, 11/1/11, Pool #356206......      160,244
   500,000   6.00%, 1/17/13, Series 98-37,
               Class VB, CMO...................      462,838
   415,085   9.50%, 6/25/18, Series 88-16,
               Class B, CMO....................      444,710
   245,000   7.00%, 9/25/23, Series 93-155,
               Class PJ, CMO...................      246,773
   348,404   6.50%, 09/01/25, Pool #250375.....      339,217
   679,487   6.50%, 3/1/26, Pool #341811.......      660,788
   697,249   6.50%, 5/1/26, Pool #338417.......      678,061
 1,000,000   6.50%, 10/25/28, Series 98-58,
               Class PC, CMO...................      951,722
                                                 -----------
                                                   5,147,859
                                                 -----------
Government National Mortgage Assoc. (30.5%):
   332,829   7.50%, 5/15/23, Pool #326977......      337,672
   201,961   7.50%, 6/15/23, Pool #359588......      204,900
   236,441   9.00%, 11/15/24, Pool #780029.....      251,510
   484,967   7.50%, 9/15/25, Pool #336427......      491,834
    90,823   7.00%, 12/15/25, Pool #405535.....       89,953
 1,500,000   6.38%, 11/20/26, Series 98-14,
               Class PG, CMO...................    1,439,213

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$1,637,207   8.00%, 11/20/26, Pool #2324.......  $ 1,673,274
   241,063   7.50%, 12/20/26, Pool #2341.......      243,047
   500,000   6.50%, 6/20/27, Series 97-19,
               Class PJ, CMO...................      477,419
   509,875   6.63%, 7/20/27, Pool #80094, AR...      515,422
   257,533   8.00%, 10/15/27, Pool #412336.....      265,122
 1,415,924   8.00%, 10/15/27, Pool #451507.....    1,457,652
   385,211   7.00%, 11/15/27, Pool #412369.....      381,271
   755,390   7.50%, 1/15/28, Pool #427208......      765,036
   458,498   6.50%, 3/15/28, Pool #467705......      442,734
   432,897   7.00%, 4/15/28, Pool #472543......      428,417
   446,040   7.00%, 6/15/28, Pool #472679......      441,424
 1,498,519   6.50%, 7/15/28,Pool #481819.......    1,447,000
   396,228   7.50%, 7/15/28, Pool #780828......      401,288
   235,921   6.50%, 9/15/28, Pool #467225......      227,810
 1,000,000   6.50%, 9/20/28, Series 98-22,
               Class PD, CMO...................      951,266
   953,946   7.00%, 11/15/28, Pool #469699.....      944,073
   595,938   6.50%, 4/15/29, Pool #487601......      575,212
   997,553   6.50%, 4/15/29, Pool #498517......      962,859
 2,000,000   7.00%, 7/1/29, TBA................    1,977,500
                                                 -----------
                                                  17,392,908
                                                 -----------
  Total U.S. Government Agency Mortgages          40,041,404
                                                 -----------
U.S. GOVERNMENT AGENCY SECURITIES (11.2%):
Federal Home Loan Bank (2.6%):
 1,500,000   6.15%, 9/30/02....................    1,506,273
                                                 -----------
Federal National Mortgage Assoc. (2.3%)
 1,300,000   5.75%, 4/15/03....................    1,286,224
                                                 -----------
Resolution Funding Corp. (6.3%)
   975,000   Principal STRIPS, 10/15/08........      549,478
 3,500,000   Principal STRIPS, 10/15/16........    1,142,732
 1,000,000   Principal STRIPS, 10/15/17........      306,021
 2,000,000   Principal STRIPS, 1/15/20.........      532,978
 4,000,000   Principal STRIPS, 7/15/20.........    1,041,352
                                                 -----------
                                                   3,572,561
                                                 -----------
  Total U.S. Government Agency Securities          6,365,058
                                                 -----------
U.S. TREASURY OBLIGATIONS (14.6%)
U.S. Treasury Bonds (3.5%)
 2,000,000   6.25%, 8/15/23(b).................    2,002,500
                                                 -----------
U.S. Treasury Inflation Protected Bonds (1.8%):
 1,000,000   3.63%, 1/15/08(b).................    1,000,138
                                                 -----------
U.S. Treasury Notes (9.3%)
 1,500,000   6.25%, 4/30/01(b).................    1,518,750
   900,000   7.50%, 11/15/01(b)................      937,687
 1,500,000   5.50%, 1/31/03(b).................    1,490,157

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
$  750,000   6.50%, 8/15/05(b).................  $   773,438
   550,000   6.88%, 5/15/06(b).................      579,219
                                                 -----------
                                                   5,299,251
                                                 -----------
  Total U.S. Treasury Obligations                  8,301,889
                                                 -----------
INVESTMENT COMPANIES (3.3%):
 1,909,433   One Group Government Money Market
               Fund............................    1,909,433
                                                 -----------
  Total Investment Companies                       1,909,433
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
REPURCHASE AGREEMENTS (3.5%):
$2,000,000   State Street Bank 4.90%, 7/1/99
               (Collateralized by $2,045,000
               Federal Farm Credit Bank, 5.13%,
               4/2/01, market value
               $2,043,110).....................  $ 2,000,000
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.8%):
Repurchase Agreement (3.8%)
 2,147,579   Lehman Brothers Agency Tri-Party
               4.91%, 7/1/99 (Collateralized by
               various mortgage backed bonds,
               4/1/09-6/1/28, market value
               $2,203,659).....................    2,147,579
                                                 -----------
Total (Cost $62,013,781) (a)                     $60,765,363
                                                 ===========

------------

Percentages indicated are based on net assets of $57,039,515

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation......................  $   199,154
                   Unrealized depreciation......................   (1,447,572)
                                                                  -----------
                   Net unrealized depreciation..................  $(1,248,418)
                                                                  ===========

(b) A portion of this security was loaned as of June 30, 1999.

The abbreviations in the above statement stand for the following:
    CMO    Collateralized Mortgage Obligation
    STRIPS Separate Trading of Registered Interest and Principal Securities See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES (4.3%):
   500,000   Advanta Equipment Receivables,
               Series 98-1, Class A2, 5.82%,
               12/15/06.......................  $    496,942
   175,000   Americredit Automobile
               Receivables Trust, Series 99-A,
               Class A2, 5.38%, 4/12/02.......       174,926
   400,000   Arcadia Automobile Receivables
               Trust, Series 97-D, Class A3,
               6.20%, 5/15/03.................       402,406
   200,000   Case Equipment Loan Trust, Series
               98-A, Class A4, 5.83%,
               2/15/02........................       198,879
    89,245   Case Equipment Loan Trust, Series
               97-A, Class A3, 6.45%,
               3/15/04........................        89,938
   375,000   Chase Credit Card Master Trust,
               Series 98-3, Class A, 6.00%,
               8/15/05........................       371,323
   250,000   Chemical Master Credit Card
               Trust, Series 95-2, Class A,
               6.23%, 6/15/03.................       251,624
   474,629   Chevy Chase Auto Receivables
               Trust, Series 95-2 Class A,
               5.80%, 6/15/02.................       475,628
   250,000   Circuit City Credit Card Master
               Trust, Series 95-1, Class A,
               6.38%, 8/15/05.................       252,074
    44,258   Copelco Capital Funding Corp.,
               Series 96-A, Class A, 6.34%,
               7/20/04........................        44,409
    81,774   CPS Auto Trust, Series 97-2,
               Class A, 6.65%, 10/15/02.......        82,357
   175,000   Discover Card Master Trust,
               Series 99-2, Class A, 5.90%,
               10/15/04.......................       173,307
   156,442   Ford Credit Auto Owner Trust,
               Series 96-A, Class A4, 6.75%,
               9/15/00........................       156,809
   400,000   Green Tree Financial Corp.,
               Series 97-7, Class A5, 6.54%,
               7/15/29........................       401,830
   287,736   Green Tree Recreational,
               Equipment & Consumer Trust,
               Series 98-A, Class A1C, 6.18%,
               6/15/19........................       288,287
   130,000   Harley-Davidson Eaglemark
               Motorcycle Trust, Series 98-1,
               Class A2, 5.94%, 2/15/04.......       128,827
   176,568   Nationscredit Grantor Trust,
               Series 96-1, Class A, 5.85%,
               9/15/11........................       175,038

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
    16,093   Newcourt Receivables Asset Trust,
               Series 96-2, Class A, 6.87%,
               6/20/04........................  $     16,073
    41,204   Newcourt Receivables Asset Trust,
               Series 96-3, Class A, 6.24%,
               12/20/04.......................        41,175
   500,000   Onyx Acceptance Auto Trust,
               Series 98-A, Class CTFS, 5.99%,
               1/15/05........................       495,568
   210,000   Provident Bank Equipment Lease
               Trust, Series 98-A, Class A3,
               5.60%, 4/25/06.................       209,153
   175,000   Sears Credit Account Master
               Trust, Series 98-1, Class A,
               5.80%, 8/15/05.................       174,525
   500,000   SLM Student Loan Trust, Series
               99-1, Class A1T, 5.76%,
               4/25/08........................       500,000
   495,000   Rental Car Finance Corp., Series
               97-1, Class A2, 6.45%,
               8/25/05........................       489,161
   379,688   Union Acceptance Corp., Series
               96-C, Class A2, 6.51%,
               11/8/02........................       381,543
                                                ------------
  Total Asset Backed Securities                    6,471,802
                                                ------------
COMMERCIAL PAPER (7.3%):
11,000,000   GE Capital Corp., 5.04%,
               9/15/99........................    11,000,000
                                                ------------
  Total Commercial Paper                          11,000,000
                                                ------------
COMMON STOCKS (50.0%):
Aircrafts (0.2%):
     4,810   Cordant Technologies, Inc........       217,352
                                                ------------
Apparel (0.9%):
    10,310   Jones Apparel Group, Inc.*.......       353,762
     9,930   NIKE, Inc. Class B...............       628,693
    13,260   Warnaco Group, Inc. (The)........       354,705
                                                ------------
                                                   1,337,160
                                                ------------
Banks (4.7%):
    16,940   Bank of America Corp.............     1,241,914
    11,780   Charter One Financial, Inc.......       327,631
     7,340   Chase Manhattan Corp. (The)......       635,828
    35,930   Citigroup, Inc...................     1,706,675
     5,700   First Tennessee National Corp....       218,381
     7,620   National City Corp...............       499,110
     7,700   Pacific Century Financial
               Corp...........................       166,031
     8,430   PNC Bank Corp....................       485,779
     8,930   SouthTrust Corp..................       342,689
     4,400   Summit Bancorp...................       183,975
    27,650   Wells Fargo Co...................     1,182,037
                                                ------------
                                                   6,990,050
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Beverages (0.8%):
     7,500   Anheuser-Busch Cos., Inc.........  $    532,031
     5,570   Coca-Cola Co. (The)..............       348,125
    10,730   Coca-Cola Enterprises, Inc.(b)...       319,218
                                                ------------
                                                   1,199,374
                                                ------------
Broadcasting (1.2%)
    14,300   Time Warner, Inc.................     1,051,050
    16,020   Viacom, Inc. Class B*............       704,880
                                                ------------
                                                   1,755,930
                                                ------------
Business Equipment & Services (0.4%):
     8,605   Office Depot, Inc.*..............       189,848
     7,580   Waste Management, Inc............       407,425
                                                ------------
                                                     597,273
                                                ------------
Chemicals -- Petroleum & Inorganic (0.9%):
    11,310   Du Pont (E.I.) De Nemours &
               Co.............................       772,614
     9,300   Lyondell Chemical Co.............       191,813
     7,750   Monsanto Co......................       305,641
     2,415   Rohm & Haas Co...................       103,564
                                                ------------
                                                   1,373,632
                                                ------------
Chemicals -- Specialty (0.9%):
     7,060   Cabot Corp.......................       170,764
     8,550   Crompton & Knowles Corp..........       167,259
     6,520   Cytec Industries, Inc.*..........       207,825
    10,320   Ferro Corp.......................       283,800
    13,910   RPM, Inc.........................       197,348
     7,490   Sigma-Aldrich Corp...............       257,937
                                                ------------
                                                   1,284,933
                                                ------------
Communication Equipment (2.4%):
     7,840   BMC Software, Inc.*..............       423,360
    23,160   Cisco Systems, Inc.*.............     1,492,372
    19,400   Lucent Technologies, Inc.........     1,308,287
     4,600   Nortel Networks Corp.............       399,338
                                                ------------
                                                   3,623,357
                                                ------------
Computers -- Main/Mini (2.0%):
     7,800   Hewlett-Packard Co...............       783,900
    16,800   International Business Machines
               Corp...........................     2,171,400
                                                ------------
                                                   2,955,300
                                                ------------
Computers -- Micro (0.7%):
    20,260   Dell Computer Corp.*.............       749,620
     5,800   Tech Data Corp.*.................       221,850
                                                ------------
                                                     971,470
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Computers -- Peripheral (2.7%):
    15,120   EMC Corp.*.......................  $    831,600
    35,740   Microsoft Corp. *................     3,223,301
                                                ------------
                                                   4,054,901
                                                ------------
Cosmetics -- Toiletry (0.1%):
     6,910   Revlon, Inc. Class A*(b).........       209,027
                                                ------------
Defense (0.2%):
     5,010   Raytheon Co. Class B.............       352,579
                                                ------------
Electrical Equipment (2.9%):
    23,680   General Electric Co..............     2,675,840
     2,880   Johnson Controls, Inc............       199,620
     7,800   Mark IV Industries, Inc..........       164,775
    10,360   Tyco International Ltd...........       981,610
     7,660   York International Corp..........       327,944
                                                ------------
                                                   4,349,789
                                                ------------
Electronic Components (1.8%):
    28,700   Intel Corp.......................     1,707,650
     7,570   Maxim Integrated Products,
               Inc.*..........................       503,405
     5,680   SCI Systems, Inc.*...............       269,800
     3,300   Solectron Corp.*.................       220,069
       200   Xilinx, Inc.*....................        11,450
                                                ------------
                                                   2,712,374
                                                ------------
Electronics -- Instruments (0.3%):
     6,110   Applied Materials, Inc.*                451,376
                                                ------------
Finance Companies (0.3%):
     9,080   Associates First Capital Corp....       402,358
                                                ------------
Food & Related (1.5%) :
    16,900   ConAgra, Inc.....................       449,962
     7,160   General Mills, Inc...............       575,485
     7,350   Quaker Oats Co. (The)............       487,856
    17,360   Sara Lee Corp....................       393,855
     6,500   U.S. Foodservice*................       277,063
                                                ------------
                                                   2,184,221
                                                ------------
Forest/Paper Products (0.4%):
     5,300   Georgia-Pacific Group(b).........       251,088
     8,430   Pentair, Inc.....................       385,673
                                                ------------
                                                     636,761
                                                ------------
Furniture/Furnishings (0.5%):
    13,410   Leggett & Platt, Inc.............       372,966
    14,730   Masco Corp.......................       425,329
                                                ------------
                                                     798,295
                                                ------------
Healthcare -- Drugs (2.1%):
     6,600   Abbott Laboratories..............       300,300
     5,020   Cardinal Health, Inc.............       321,907
       400   Elan Corp. PLC ADR*(b)...........        11,100
     2,860   McKesson HBOC, Inc...............        91,878

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Healthcare -- Drugs, continued:
    10,700   Merck & Co., Inc.................  $    791,800
     6,750   Pfizer, Inc......................       740,812
    13,190   Schering-Plough Corp.............       699,070
     6,050   Watson Pharmaceuticals, Inc.*....       212,128
                                                ------------
                                                   3,168,995
                                                ------------
Healthcare -- General (2.8%):
    13,070   American Home Products Corp......       751,525
    11,800   Becton, Dickenson & Co...........       354,000
     7,100   Biomet, Inc......................       282,225
     5,810   Boston Scientific Corp.*.........       255,277
    22,120   Bristol-Myers Squibb Co..........     1,558,077
     4,070   Johnson & Johnson................       398,860
     7,760   Warner-Lambert Co................       538,350
                                                ------------
                                                   4,138,314
                                                ------------
Hospital Supply & Management (0.4%):
     7,550   Medtronic, Inc...................       587,956
                                                ------------
Hotels & Gaming (0.3%):
    13,860   Hilton Hotels Corp.(b)...........       196,638
     6,190   MGM Grand, Inc.*.................       303,310
                                                ------------
                                                     499,948
                                                ------------
Household -- General Products (0.8%):
    10,360   Lancaster Colony Corp............       357,420
     9,488   Newell Rubbermaid, Inc.(b).......       441,192
     4,560   Procter & Gamble Co. (The).......       406,980
                                                ------------
                                                   1,205,592
                                                ------------
Household -- Major Appliances (0.2%):
     3,480   Whirlpool Corp...................       257,520
                                                ------------
Insurance -- Life (0.1%):
     4,500   ReliaStar Financial Corp.........       196,875
                                                ------------
Insurance -- Property & Casualty (1.5%):
    10,540   Allstate Corp. (The).............       378,123
     6,450   American International Group,
               Inc............................       755,053
     6,110   CIGNA Corp.......................       543,790
     9,950   Hartford Financial Services
               Group, Inc. (The)..............       580,209
                                                ------------
                                                   2,257,175
                                                ------------
Leisure Time Industry (0.5%):
    11,920   Walt Disney Co. (The)............       367,285
    15,950   Mattel, Inc......................       421,678
                                                ------------
                                                     788,963
                                                ------------
Motor Vehicles (0.5%):
     7,760   Ford Motor Co....................       437,955
     4,400   General Motors Corp..............       290,400
                                                ------------
                                                     728,355
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Motor Vehicles -- Parts (0.7%):
     3,065   Delphi Automotive Systems
               Corp...........................  $     56,903
     4,300   Eaton Corp.......................       395,600
     5,780   Lear Corp.*......................       287,555
     3,980   SPX Corp.*.......................       332,330
                                                ------------
                                                   1,072,388
                                                ------------
Oil -- International (2.2%):
    21,820   Exxon Corp.......................     1,682,867
     5,010   Mobil Corp.......................       495,990
    10,460   Royal Dutch Petroleum Co.........       630,215
     8,950   Texaco, Inc......................       559,375
                                                ------------
                                                   3,368,447
                                                ------------
Petroleum -- Domestic (0.5%):
     7,610   Tosco Corp.......................       197,384
    15,400   USX-Marathon Group...............       501,463
                                                ------------
                                                     698,847
                                                ------------
Petroleum -- Services (0.4%):
     8,620   Halliburton Co...................       390,055
    10,180   Transocean Offshore, Inc.........       267,225
                                                ------------
                                                     657,280
                                                ------------
Publishing (0.3%):
    11,000   New York Times Co. (The) Class
               A..............................       404,937
                                                ------------
Railroads (0.2%):
     3,980   Kansas City Southern Industries,
               Inc............................       253,974
                                                ------------
Restaurants (0.3%):
    11,340   McDonald's Corp..................       468,484
                                                ------------
Retail -- General Merchandise (1.4%):
     6,760   Kohl's Corp.*....................       521,787
    10,610   Saks, Inc.*......................       306,364
    27,580   Wal-Mart Stores, Inc.............     1,330,735
                                                ------------
                                                   2,158,886
                                                ------------
Retail -- Specialty (0.8%):
     6,540   Abercrombie & Fitch Co.*.........       313,920
    10,800   CVS Corp.........................       548,100
    11,420   Williams-Sonoma, Inc.*...........       397,558
                                                ------------
                                                   1,259,578
                                                ------------
Security & Commercial Broker (1.5%):
     3,400   American Express Co..............       442,425
    12,720   Fannie Mae.......................       869,730
     9,520   Morgan Stanley Dean Witter &
               Co.............................       975,800
                                                ------------
                                                   2,287,955
                                                ------------
Timeshare & Software (0.6%):
     8,020   America Online, Inc.*............       886,210
                                                ------------
Tobacco (0.7%):
    25,840   Philip Morris Cos., Inc..........     1,038,445
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities -- Electric (1.3%):
     8,690   CMS Energy Corp..................  $    363,894
    17,880   Energy East Corp.................       464,880
     7,060   FPL Group, Inc...................       385,653
    11,440   GPU, Inc.........................       482,625
     5,720   PECO Energy Co...................       239,525
                                                ------------
                                                   1,936,577
                                                ------------
Utilities -- Gas/Pipeline (0.5%):
     7,860   El Paso Energy Corp..............       276,574
    12,380   Williams Cos. (The)..............       526,924
                                                ------------
                                                     803,498
                                                ------------
Utilities -- Telephone (3.6%):
     8,350   AT&T Corp.*......................       466,049
    13,395   CenturyTel, Inc..................       532,451
    17,960   MCI WorldCom, Inc.*..............     1,545,683
     9,000   Qwest Communications
               International, Inc.*...........       297,563
    27,820   SBC Communications, Inc..........     1,613,560
    16,420   Sprint Corp......................       867,181
                                                ------------
                                                   5,322,487
                                                ------------
  Total Common Stocks                             74,905,198
                                                ------------
CORPORATE BONDS (5.2%):
Banking, Finance & Insurance (2.5%):
$  200,000   Associates Corp. of North
               America, 6.38%, 7/15/02........       199,532
   250,000   BankAmerica Corp., 8.13%,
               2/1/02.........................       260,040
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05........................       254,234
   300,000   Boatmens Bancshares, 6.75%,
               3/15/03........................       301,402
   250,000   Chrysler Financial Corp., 5.88%,
               2/7/01.........................       249,111
   451,000   First Hawaiian, Inc., 6.25%,
               8/15/00........................       451,045
   200,000   Ford Capital BV, 9.38%,
               5/15/01........................       210,908
   250,000   General Motors Acceptance Corp.,
               8.25%, 2/24/04.................       264,808
   300,000   Goldman Sachs Group, 7.20%,
               3/1/07.........................       302,376
   250,000   Huntington National Bank, 6.75%,
               6/15/03........................       252,484
   250,000   International Lease Finance
               Corp., 5.88%, 1/15/01..........       249,362
   333,000   McDonnel Douglas Corp., 6.45%,
               12/5/02........................       330,461
   200,000   Morgan Stanley, 6.50%, 3/30/01...       200,493
   230,000   Society National Bank, 6.75%,
               6/15/03........................       230,546
                                                ------------
                                                   3,756,802
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
CORPORATE BONDS, CONTINUED
Capital Goods (0.2%):
$  300,000   Tyco International Group, 6.25%,
               6/15/13........................  $    295,565
                                                ------------
Consumer Services (0.2%):
   250,000   Hertz Corp., 6.00%, 1/15/03......       243,610
                                                ------------
Energy (0.2%):
   250,000   Occidental Petroleum, 9.25%,
               8/1/19.........................       271,059
                                                ------------
Retail (0.5%):
   250,000   Dayton Hudson Corp., 7.25%,
               9/1/04.........................       255,796
   250,000   JC Penney & Co., 7.25%, 4/1/02...       253,583
   250,000   Sears Roebuck Acceptance, 7.13%,
               5/2/03.........................       252,763
                                                ------------
                                                     762,142
                                                ------------
Technology (0.6%):
   465,000   Lockheed Corp., 6.75%, 3/15/03...       466,120
   395,000   Oracle Corp., 6.72%, 2/15/04.....       388,572
                                                ------------
                                                     854,692
                                                ------------
Transportation (0.1%):
   250,000   JB Hunt Transportation Services,
               6.25%, 9/1/03..................       239,096
                                                ------------
Utilities (0.6%):
   250,000   AT&T Corp., 7.50%, 6/1/06........       258,404
   248,000   Columbia Energy Group, 6.80%,
               11/28/05.......................       244,376
   200,000   Ohio Bell Telephone, 5.75%,
               5/1/00.........................       199,647
   250,000   Virginia Electric & Power, 6.63%,
               4/1/03.........................       251,794
                                                ------------
                                                     954,221
                                                ------------
Governments (Foreign) (0.3%):
   500,000   Province of Quebec, 6.50%,
               1/17/06........................       487,975
                                                ------------
  Total Corporate Bonds                            7,865,162
                                                ------------
OTHER MORTGAGE BACKED SECURITIES (2.2%):
   325,000   Advanta Mortgage Loan Trust,
               Series 98-1, Class A4, 6.42%,
               9/25/21........................       322,964
   360,000   Advanta Mortgage Loan Trust,
               Series 97-4, Class A5, 6.72%,
               3/25/24........................       359,969
   186,000   Ameresco Residential Securities
               Mortgage Loan, Series 97-2,
               Class A4, 6.93%, 3/25/23.......       186,455
    95,519   Contimortgage Home Equity Loan
               Trust, Series 97-3, Class A4,
               6.82%, 5/15/12.................        95,561
   500,000   Contimortgage Home Equity Loan
               Trust, Series 98-1, Class A4,
               6.28%, 1/15/13.................       498,858

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
OTHER MORTGAGE BACKED SECURITIES, CONTINUED:
   155,000   Contimortgage Home Equity Loan
               Trust, Series 98-1, Class A5,
               6.43%, 4/15/16.................  $    154,393
   109,904   EQCC Home Equity Loan Trust,
               Series 98-2, Class A1F, 6.24%,
               4/15/08........................       109,969
   210,000   EQCC Home Equity Loan Trust,
               Series 97-3, Class A5, 6.45%,
               9/15/12........................       210,425
   423,389   Fleetwood Credit Corp. Grantor
               Trust, Series 97-B, Class A,
               6.40%, 5/15/13.................       425,453
   250,000   The Money Store Residential
               Trust, Series 98-I, Class A2,
               6.20%, 3/15/08.................       250,031
   145,000   The Money Store Home Equity
               Trust, Series 96-C, Class A12,
               7.25%, 7/15/13.................       147,134
   244,193   The Money Store Home Equity
               Trust, Series 96-A Class A5,
               6.85%, 6/15/19.................       244,932
    70,000   The Money Store Home Equity
               Trust, Series 96-B Class A7,
               7.55%, 2/15/20.................        70,768
    73,242   The Money Store Home Equity
               Trust, Series 94-C, Class A4,
               7.80%, 10/15/21................        74,346
    95,000   The Money Store Home Equity
               Trust, Series 97-D, Class AF7,
               6.49%, 12/15/38................        93,234
                                                ------------
  Total Other Mortgage Backed Securities           3,244,492
                                                ------------
U.S. GOVERNMENT AGENCY SECURITIES (3.4%):
Federal Home Loan Bank (3.4%):
   300,000   5.66%, 6/23/00...................       300,134
   250,000   5.57%, 8/14/00...................       249,769
   250,000   4.98%, 9/15/00...................       247,969
   400,000   4.95%, 9/18/00...................       396,500
 1,750,000   5.88%, 11/25/08..................     1,651,692
 2,000,000   5.61%, 2/11/09(b)................     1,875,518
   415,000   5.89%, 3/30/09...................       396,196
                                                ------------
  Total U.S. Government Agency Securities          5,117,778
                                                ------------
U.S. TREASURY OBLIGATIONS (9.5%):
U.S. Treasury Bills (0.5%):
   680,000   8/19/99(c).......................       675,918
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds (9.0%):
 1,000,000   11.63%, 11/15/02.................  $  1,176,875
 6,000,000   12.75%, 11/15/10(b)..............     8,086,878
 3,000,000   11.75%, 11/15/14(b)..............     4,270,314
                                                ------------
                                                  13,534,067
                                                ------------
  Total U.S. Treasury Obligations                 14,209,985
                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGES (14.8%):
Federal Home Loan Mortgage Corp. (3.7%):
   205,389   8.00%, 10/1/10, Gold Pool
               #G10518........................       212,068
   430,076   6.00%, 3/1/13, Gold Pool
               #E69409........................       416,438
   432,997   6.50%, 3/1/13, Gold Pool
               #E69466........................       428,308
   439,491   6.50%, 6/1/13, Gold Pool
               #E00552........................       434,631
   398,131   7.00%, 6/1/13, Gold Pool
               #E00554........................       400,739
   280,969   8.00%, 4/1/17, Pool #290302......       289,868
   524,241   6.50%, 8/15/20, Series #1822-D,
               CMO............................       520,961
   131,000   5.50%, 8/15/21, Series #1116-I,
               CMO............................       125,523
   400,000   6.85%, 10/15/21, Series #1980-C,
               CMO............................       403,354
   389,286   8.00%, 9/1/26, Gold Pool
               #C00476........................       400,354
   252,834   7.50%, 7/1/27, Gold Pool
               #D81027........................       256,356
   350,625   7.00%, 10/1/27, Gold Pool
               #D83256........................       348,164
   338,424   8.50%, 7/1/28, Gold Pool
               #G00981........................       354,131
   990,598   6.00%, 8/1/28, Gold Pool
               #C13638........................       935,273
                                                ------------
                                                   5,526,168
                                                ------------
Federal National Mortgage Assoc. (6.8%):
   237,987   6.50%, 9/1/02, Pool #250357......       239,284
   591,425   7.24%, 10/1/03, Pool #73712......       604,888
   114,415   9.00%, 11/1/06, Pool #124017.....       119,519
   270,790   6.85%, 10/1/07, Pool #375435.....       272,973
   302,947   6.53%, 12/1/07, Pool #375568.....       300,400
   796,410   7.50%, 8/1/09, Pool #292020......       810,642
   449,707   6.50%, 4/1/13, Pool #414513......       444,284
   389,492   7.00%, 6/1/13, Pool #427488......       391,728
   465,946   6.00%, 8/1/13, Pool #251900......       450,738
   472,605   6.00%, 12/1/13, Pool #323458.....       457,179
 1,108,534   8.00%, 5/1/17, Pool #50000.......     1,146,801
   264,019   9.00%, 12/1/17, Pool #359455.....       281,096
    68,088   6.70%, 9/25/18, Series 92-217,
               Class G........................        68,008
   747,060   8.50%, 11/01/18, Pool #313280....       785,735
   220,595   10.45%, 4/25/19, Series 89-21,
               Class G, CMO...................       238,539
   166,493   8.75%, 11/25/19, Series 89-86,
               Class E, CMO...................       174,032
   943,522   7.13%, 5/18/23, Series 97-11,
               Class K, CMO...................       945,091
   254,000   7.50%, 2/25/24, Series 94-81,
               Class LL, CMO..................       259,155

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
$   85,194   7.00%, 8/1/25, Pool #270725......  $     84,583
   189,393   10.00%, 6/17/27, Series 97-49,
               Class B, CMO...................       208,412
   140,305   7.50%, 10/1/27, Pool #402032.....       142,189
   974,965   6.00%, 6/1/28, Pool #428970......       919,275
   922,944   6.50% 8/1/28, Pool #433526.......       894,978
                                                ------------
                                                  10,239,529
                                                ------------
Government National Mortgage Assoc. (4.3%):
   937,764   7.00%, 7/15/08, Pool #348872.....       952,477
   152,890   7.00%, 2/15/11, Pool #412559.....       154,778
   484,513   6.50%, 9/15/13, Pool #468228.....       480,007
   164,664   8.00%, 11/15/16, Pool #181122....       171,445
   180,183   8.00%, 11/15/16, Pool #196714....       187,603
   111,510   8.00%, 11/15/16, Pool #199829....       116,102
   893,234   8.50%, 12/15/22, Pool #780708....       937,994
   380,501   8.00%, 11/15/24, Pool #780028....       391,809
   143,299   8.00%, 6/20/25, Series 95-4,
               Class CQ, CMO..................       146,991
   133,044   7.50%, 5/15/26, Pool #398663.....       134,884
   255,619   7.50%, 1/20/27, Pool #2360.......       257,554
   315,404   8.00%, 9/15/27, Pool #451932.....       324,699

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  469,155   6.50%, 3/15/28, Pool #430634.....  $    453,025
   348,797   7.00%, 4/15/28, Pool #473915.....       345,187
   435,942   7.50%, 5/15/28, Pool #465069.....       441,509
   414,508   7.00%, 6/15/28, Pool #477123.....       410,218
   491,087   6.00%, 10/20/28, Pool #2657......       458,916
                                                ------------
                                                   6,365,198
                                                ------------
  Total U.S. Government Agency Mortgages          22,130,895
                                                ------------
INVESTMENT COMPANIES (2.8%):
 4,226,241   One Group Prime Money Market
               Fund, Class I..................     4,226,241
                                                ------------
  Total Investment Companies                       4,226,241
                                                ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL (0.7%):
Repurchase Agreement (0.7%):
 1,051,288   Lehman Brothers A2/P2 Tri-Party
               5.85%, 7/1/99 (Collateralized
               by $1,104,438 Dorada Finance
               Commercial Paper, 9/28/99,
               market value $1,104,438).......     1,051,288
                                                ------------
Total (Cost $137,326,881)(a)                    $150,222,841
                                                ============

------------

Percentages indicated are based on net assets of $149,895,782.

* Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation......................  $15,098,450
                   Unrealized depreciation......................   (2,202,490)
                                                                  -----------
                   Net unrealized appreciation..................  $12,895,960
                                                                  ===========

Cost for federal income tax purposes: $137,396,684.

(b) A portion of this security was loaned as of June 30, 1999.

(c) Serves as collateral for futures contracts

The abbreviations in the above statement stand for the following:

    CMO      Collateralized Mortgage Obligation

                                                                      CURRENT
NUMBER OF                                              OPENING        MARKET
CONTRACTS               CONTRACT TYPE                 POSITIONS        VALUE
---------               -------------                -----------    -----------
   34        Long S&P 500, September 1999 Futures    $11,221,105    $11,744,450

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMERCIAL PAPER (2.5%):
Financial Services (2.5%):
$7,500,000   Ford Motor Credit Co., 5.04%,
               09/15/99.......................  $  7,420,200
                                                ------------
  Total Commercial Paper                           7,420,200
                                                ------------
COMMON STOCKS (91.8%):
Air Transportation (0.4%):
    35,000   Southwest Airlines Co............     1,089,375
                                                ------------
Banks (3.0%):
    12,200   Firstar Corp.....................       341,600
    70,075   MBNA Corp........................     2,146,047
    13,300   Mercantile Bancorp, Inc..........       759,763
    47,300   US Bancorp Class A...............     1,608,200
    89,500   Wells Fargo Co...................     3,826,125
                                                ------------
                                                   8,681,735
                                                ------------
Beverages (3.8%):
    30,500   Anheuser-Busch Cos., Inc.........     2,163,594
    89,000   Coca Cola Co.....................     5,562,500
    36,700   Coca-Cola Enterprises, Inc.(b)...     1,091,825
    61,000   PepsiCo, Inc.....................     2,359,938
                                                ------------
                                                  11,177,857
                                                ------------
Broadcasting (0.4%):
    33,400   Comcast Corp. Class A............     1,283,812
                                                ------------
Business Equipment & Services (1.9%):
    18,300   Interpublic Group of Cos.,
               Inc............................     1,585,237
     8,500   Pitney Bowes, Inc................       546,125
    33,400   Staples, Inc.*...................     1,033,313
    46,600   Waste Management, Inc............     2,504,750
                                                ------------
                                                   5,669,425
                                                ------------
Communication -- Equipment (9.3%):
    10,300   BMC Software, Inc.*..............       556,200
   179,850   Cisco Systems, Inc.*.............    11,589,084
   148,850   Lucent Technologies, Inc.........    10,038,072
    33,200   Nortel Networks Corp.............     2,882,175
    31,000   Tellabs, Inc.*...................     2,094,438
                                                ------------
                                                  27,159,969
                                                ------------
Computer -- Main/Mini (4.1%):
    91,600   International Business Machines
               Corp...........................    11,839,300
                                                ------------
Computer -- Micro (2.6%):
   104,600   Dell Computer Corp.*.............     3,870,200
    52,700   Sun Microsystems, Inc.*..........     3,629,713
                                                ------------
                                                   7,499,913
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Computer -- Peripheral (9.8%):
    25,100   Computer Associates
               International, Inc.............  $  1,380,500
    56,300   EMC Corp.*.......................     3,096,500
   245,500   Microsoft Corp.*.................    22,141,031
    58,500   Oracle Corp.*....................     2,171,813
                                                ------------
                                                  28,789,844
                                                ------------
Cosmetic and Toiletry (0.8%):
    22,200   Avon Products, Inc...............     1,232,100
    23,500   Gillette Co. (The)...............       963,500
                                                ------------
                                                   2,195,600
                                                ------------
Electrical Equipment (7.7%):
   157,000   General Electric Co..............    17,741,000
    51,400   Tyco International Ltd...........     4,870,150
                                                ------------
                                                  22,611,150
                                                ------------
Electronic Components (3.8%):
   142,900   Intel Corp.......................     8,502,550
    20,200   Solectron Corp.*.................     1,347,088
     9,100   Texas Instruments, Inc...........     1,319,500
                                                ------------
                                                  11,169,138
                                                ------------
Financial (0.5%):
    12,815   Nasdaq-100 shares................     1,477,730
                                                ------------
Food and Related (1.9%):
    17,100   General Mills, Inc...............     1,374,412
    15,200   Quaker Oats Co...................     1,008,900
    68,100   Sara Lee Corp....................     1,545,019
    23,699   Unilever N.V.....................     1,653,005
                                                ------------
                                                   5,581,336
                                                ------------
Forest and Paper Products (0.5%):
    25,200   Kimberly Clark Corp..............     1,436,400
                                                ------------
Healthcare -- Drugs (9.1%):
    64,440   Abbott Laboratories..............     2,932,020
    12,940   ALZA Corp.*......................       658,322
    22,900   Amgen, Inc.*.....................     1,394,037
    15,600   Cardinal Health, Inc.............     1,000,350
    35,800   Eli Lilly & Co...................     2,564,175
    12,500   McKesson HBOC, Inc...............       401,562
    97,100   Merck & Co., Inc.................     7,185,400
    54,000   Pfizer, Inc......................     5,926,500
    83,400   Schering-Plough Corp.............     4,420,200
                                                ------------
                                                  26,482,566
                                                ------------
Healthcare -- General (7.1%):
    51,600   American Home Products Corp......     2,967,000
     9,500   Baxter International, Inc........       575,937
    28,600   Boston Scientific, Inc.*.........     1,256,612
   105,700   Bristol-Meyers Squibb Co.........     7,445,244

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Healthcare -- General, continued:
    55,700   Johnson & Johnson................  $  5,458,600
    43,200   Warner-Lambert Co................     2,997,000
                                                ------------
                                                  20,700,393
                                                ------------
Hospital Supply and Management (1.1%):
     6,600   Guidant Corp.....................       339,487
    36,800   Medtronic, Inc...................     2,865,800
                                                ------------
                                                   3,205,287
                                                ------------
Household -- General Products (1.7%):
    55,000   Procter & Gamble Co..............     4,908,750
                                                ------------
Insurance -- Life (0.3%):
    10,000   Providian Financial Corp.........       935,000
                                                ------------
Insurance -- Property Casualty (2.4%):
    51,500   American International Group,
               Inc............................     6,028,719
     9,400   CIGNA Corp.......................       836,600
                                                ------------
                                                   6,865,319
                                                ------------
Publishing (0.3%):
    19,700   New York Times Co. Class A.......       725,206
                                                ------------
Retail -- Food Stores (0.5%):
    44,700   Walgreen Co......................     1,313,063
                                                ------------
Retail -- General (4.3%):
    14,500   Dayton Hudson Corp...............       942,500
    36,500   Dollar General Corp..............     1,058,500
    18,400   Kohls Corp.*.....................     1,420,250
   187,400   Wal-Mart Stores, Inc.............     9,042,050
                                                ------------
                                                  12,463,300
                                                ------------
Retail -- Specialty (2.7%):
    34,800   CVS Corp.........................     1,766,100
    31,050   GAP, Inc.........................     1,564,144
    56,800   Home Depot, Inc..................     3,660,050
    16,600   Tandy Corp.......................       811,325
                                                ------------
                                                   7,801,619
                                                ------------
Security and Commission Broker (2.2%):
    15,600   American Express Co..............     2,029,950
    41,200   Freddie Mac......................     2,389,600
        50   Marsh & McLennan Cos., Inc.......         3,775
    18,100   Schwab, Charles Corp.............     1,988,738
                                                ------------
                                                   6,412,063
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Timeshare and Software (2.0%):
    42,000   America Online, Inc.*............  $  4,641,000
    29,100   Automatic Data Processing,
               Inc............................     1,280,400
                                                ------------
                                                   5,921,400
                                                ------------
Tobacco (1.8%):
   130,600   Philip Morris Cos., Inc..........     5,248,488
                                                ------------
Utility -- Gas/Pipeline (0.5%):
     6,200   Enron Corp.......................       506,850
    25,300   Williams Cos. (The)..............     1,076,831
                                                ------------
                                                   1,583,681
                                                ------------
Utility -- Telephone (5.6%):
    50,800   Ameritech Corp...................     3,733,800
    87,800   MCI WorldCom, Inc.*..............     7,556,287
    88,200   SBC Communications, Inc..........     5,115,600
                                                ------------
                                                  16,405,687
                                                ------------
  Total Common Stocks                            268,634,406
                                                ------------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
$   55,000   8/19/99..........................        54,670
   420,000   9/23/99..........................       415,551
                                                ------------
  Total U.S. Treasury Obligations                    470,221
                                                ------------
INVESTMENT COMPANIES (3.7%):
10,924,714   One Group Prime Money Market
               Fund, Class I..................    10,924,714
                                                ------------
REPURCHASE AGREEMENTS (0.7%):
 2,000,000   State Street Bank, 4.90%, 7/01/99
               (Collateralized by $2,045,000
               Federal Farm Credit Bank,
               5.13%, 04/02/01, market value
               $2,043,110)....................     2,000,000
                                                ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL (0.4%):
Repurchase Agreement (0.4%):
 1,291,068   Lehman Brothers A2/P2 Tri-Party
               5.85%, 7/1/99 (Collateralized
               by $1,355,495 Dorada Finance
               Commercial Paper, 9/28/99,
               market value $1,355,495).......     1,291,068
                                                ------------
Total (Cost $223,723,690)(a)                    $290,740,609
                                                ============

------------

Percentages indicated are based on net assets of $292,607,263.

 * Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................  $69,210,152
Unrealized depreciation......................   (2,193,233)
                                               -----------
Net unrealized appreciation..................  $67,016,919
                                               ===========

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

Cost for federal income tax purposes: $223,759,268.

(b) A portion of this security was loaned as of June 30, 1999.

                                                                      CURRENT
NUMBER OF                                               OPENING        MARKET
CONTRACTS                CONTRACT TYPE                 POSITIONS       VALUE
---------                -------------                 ----------    ----------
   24        Long S&P 500, September 1999 Futures      $7,920,780    $8,290,200

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
 COMMON STOCKS (94.5%):
Air Transportation (0.4%):
     500    AMR Corp.*........................  $     34,125
     400    Delta Air Lines, Inc..............        23,050
     900    FDX Corp.*........................        48,825
     950    Southwest Airlines Co.............        29,569
     300    U.S. Airways Group, Inc.*.........        13,069
                                                ------------
                                                     148,638
                                                ------------
Aircraft (0.8%):
   2,600    Boeing Co., The...................       114,887
   1,100    Lockheed Martin Corp..............        40,975
     200    Northrop Grumman Corp.............        13,263
   1,200    United Technologies Corp..........        86,025
                                                ------------
                                                     255,150
                                                ------------
Aluminum (0.3%):
     600    Alcan Aluminium Ltd...............        19,162
   1,000    Alcoa, Inc........................        61,875
     200    Reynolds Metals Co................        11,800
                                                ------------
                                                      92,837
                                                ------------
Apparel (0.2%):
     100    Fruit of the Loom, Inc.*..........           975
     200    Liz Claiborne, Inc................         7,300
     700    Nike, Inc. Class B................        44,319
     100    Reebok International Ltd.*........         1,863
     100    Russell Corp......................         1,950
     300    V.F. Corp.........................        12,825
                                                ------------
                                                      69,232
                                                ------------
Banks (8.1%):
     500    Amsouth Bancorp...................        11,594
     900    BB&T Corp.........................        33,019
    4792    Bank of America Corp..............       351,313
   2,200    Bank of New York Co., Inc.........        80,712
   3,286    Bank One Corp.....................       195,722
     900    BankBoston Corp...................        46,012
   2,300    Chase Manhattan Corp..............       199,237
   9,425    Citigroup, Inc....................       447,687
     400    Comerica, Inc.....................        23,775
     700    Fifth Third Bancorp...............        46,593
   2,700    First Union Corp..................       126,900
   1,800    Firstar Corp......................        50,400
   1,600    Fleet Financial Group, Inc........        71,000
     610    Huntington Bancshares, Inc........        21,350
   1,300    KeyCorp...........................        41,763
   2,250    MBNA Corp.........................        68,906
   1,400    Mellon Bank Corp..................        50,925
     400    Mercantile Bancorp, Inc...........        22,850
     400    Morgan, J P & Co., Inc............        56,200
     900    National City Corp................        58,950
     300    Northern Trust Corp...............        29,100

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Banks, continued:
     900    PNC Bank Corp.....................  $     51,863
     600    Regions Financial Corp............        23,063
     300    Republic New York Corp............        20,456
     400    SouthTrust Corp...................        15,350
     400    State Street Corp.................        34,150
     400    Summit Bancorp....................        16,725
     900    Suntrust Banks, Inc...............        62,494
     750    Synovus Financial Corp............        14,906
     400    Union Planters Corp...............        17,875
   2,000    US Bancorp Class A................        68,000
     600    Wachovia Corp.....................        51,338
   1,618    Washington Mutual, Inc............        57,237
   4,600    Wells Fargo Co....................       196,650
                                                ------------
                                                   2,664,115
                                                ------------
Beverages (2.4%):
     100    Adolph Coors Co. Class B..........         4,950
   1,300    Anheuser-Busch Cos., Inc..........        92,219
     200    Brown-Forman Corp. Class B........        13,037
   6,800    Coca Cola Co......................       425,000
   1,200    Coca-Cola Enterprises, Inc.(b)....        35,700
   4,100    PepsiCo, Inc......................       158,619
   1,200    Seagram Co. Ltd...................        60,450
                                                ------------
                                                     789,975
                                                ------------
Broadcasting (2.1%):
   2,000    CBS Corp.*........................        86,875
     800    Clear Channel Communications,
              Inc.*...........................        55,150
   2,000    Comcast Corp. Class A.............        76,875
     200    King World Productions, Inc.*.....         6,963
   1,700    MediaOne Group, Inc.*.............       126,438
   3,400    Time Warner, Inc..................       249,900
   2,000    Viacom, Inc. Class B *............        88,000
                                                ------------
                                                     690,201
                                                ------------
Business Equipment & Services (1.6%):
     400    Browning Ferris Industries........        17,200
     400    Ceridian Corp.*...................        13,075
     300    Deluxe Corp.......................        11,681
     400    Dun & Bradstreet Corp.............        14,175
     300    Ecolab, Inc.......................        13,087
   1,300    Electronic Data Systems Corp......        73,531
   1,200    First Data Corp...................        58,725
     300    H&R Block, Inc....................        15,000
     300    IKON Office Solutions, Inc........         4,500
     400    Interpublic Group of Cos., Inc....        34,650
     600    Laidlaw, Inc......................         4,425
     200    Moore Corp. Ltd...................         1,675
     100    National Service Industries,
              Inc.............................         3,600
   1,000    Office Depot, Inc.*...............        22,063
     400    Omnicom Group.....................        32,000

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
     700    Pitney Bowes, Inc.................  $     44,975
     400    R. R. Donnelley & Sons Co.........        14,825
     100    Ryder System, Inc.................         2,600
     700    Service Corp. International.......        13,475
   1,300    Staples, Inc.*....................        40,219
   1,600    Waste Management, Inc.............        86,000
                                                ------------
                                                     521,481
                                                ------------
Capital Equipment (0.6%):
   1,000    Caterpillar, Inc..................        60,000
     100    Cummins Engine Co., Inc...........         5,712
     200    Fluor Corp........................         8,100
     100    Foster Wheeler Corp...............         1,412
     100    Harnischfeger Industries,
              Inc.(b).........................           200
     700    Illinois Tool Works, Inc..........        57,400
     400    Ingersoll-Rand Co.................        25,850
     100    Milacron, Inc.....................         1,850
     100    NACCO Industries, Inc.............         7,350
     200    PACCAR, Inc.......................        10,675
     300    Parker-Hannifin Corp..............        13,725
     200    Snap-on, Inc......................         7,238
     300    Thermo Electron Corp.*............         6,019
     100    Timken Co. (The)..................         1,950
                                                ------------
                                                     207,481
                                                ------------
Chemicals -- Specialty (0.4%):
     600    Air Products & Chemicals, Inc.....        24,150
     300    Avery Dennison Corp...............        18,112
     300    Eastman Chemical Co...............        15,525
     300    Engelhard Corp....................         6,787
     200    Great Lakes Chemical Corp.........         9,212
     200    Nalco Chemical Co.................        10,375
     200    Pall Corp.........................         4,438
     400    Praxair, Inc......................        19,575
     300    Sigma-Aldrich Corp................        10,331
                                                ------------
                                                     118,505
                                                ------------
Chemicals -- Petroleum & Inorganic (1.3%):
     600    Dow Chemical Co...................        76,125
   3,200    Du Pont (E.I.) De Nemours & Co....       218,600
     200    Goodrich (B.F.) Co.(b)............         8,500
     300    Hercules, Inc.....................        11,794
   1,700    Monsanto Co.......................        67,044
     511    Rohm & Haas Co....................        21,893
     400    Union Carbide Corp................        19,500
     100    W.R. Grace & Co.*.................         1,837
                                                ------------
                                                     425,293
                                                ------------
Communication Equipment (4.5%):
   1,000    3Com Corp.*.......................        26,688
     200    Andrew Corp.*.....................         3,787

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Communication Equipment, continued:
     600    BMC Software, Inc.*...............  $     32,400
     300    Cabletron System, Inc.*...........         3,900
   8,800    Cisco Systems, Inc.*..............       567,050
     400    General Instrument Corp.*.........        17,000
     300    Harris Corp.......................        11,756
   8,290    Lucent Technologies, Inc..........       559,057
   1,860    Nortel Networks Corp..............       161,471
     900    Novell, Inc.*.....................        23,850
     200    Scientific-Atlanta, Inc...........         7,200
   1,100    Tellabs, Inc.*....................        74,319
                                                ------------
                                                   1,488,478
                                                ------------
Computers -- Main/Mini (3.4%):
     200    Data General Corp.*...............         2,912
   2,800    Hewlett-Packard Co................       281,400
   5,200    International Business Machines
              Corp............................       672,100
     400    Silicon Graphics, Inc.*...........         6,550
     700    Unisys Corp.*.....................        27,256
   1,900    Xerox Corp........................       112,219
                                                ------------
                                                   1,102,437
                                                ------------
Computers -- Micro (1.7%):
     400    Apple Computer, Inc.*(b)..........        18,525
   4,594    Compaq Computer Corp..............       108,820
   7,100    Dell Computer Corp.*..............       262,700
     400    Gateway, Inc.*....................        23,600
   2,100    Sun Microsystems, Inc.*...........       144,638
                                                ------------
                                                     558,283
                                                ------------
Computers -- Peripheral (5.3%):
     200    Adobe Systems, Inc................        16,431
     100    Autodesk, Inc.....................         2,956
   1,500    Computer Associates International,
              Inc.............................        82,500
   1,000    Compuware Corp.*..................        31,812
   2,900    EMC Corp.*........................       159,500
  13,900    Microsoft Corp.*..................     1,253,606
     200    Network Appliance, Inc.*..........        11,175
   3,950    Oracle Corp.*.....................       146,644
     500    Parametric Technology*............         6,938
     600    PeopleSoft, Inc.*.................        10,350
     700    Seagate Technology*...............        17,938
                                                ------------
                                                   1,739,850
                                                ------------
Construction Materials (0.2%):
     300    Black & Decker Corp.(b)...........        18,937
     150    Crane Co..........................         4,716
     100    Owens Corning.....................         3,438
     500    PPG Industries, Inc...............        29,531

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Construction Materials, continued:
     300    Sherwin-Williams Co...............  $      8,325
     300    Stanley Works (The)...............         9,656
                                                ------------
                                                      74,603
                                                ------------
Containers (0.1%):
     100    Ball Corp.........................         4,225
     100    Bemis, Inc........................         3,975
     300    Crown Cork & Seal Co., Inc........         8,550
                                                ------------
                                                      16,750
                                                ------------
Cosmetic/Toiletry (0.5%):
     700    Avon Products, Inc................        38,850
   3,000    Gillette Company (The)............       123,000
     300    International Flavor and
              Fragrances, Inc.(b).............        13,313
                                                ------------
                                                     175,163
                                                ------------
Defense (0.4%):
     100    EG&G, Inc.........................         3,562
     300    General Dynamics Corp.(b).........        20,550
     900    Raytheon Co. Class B..............        63,338
     600    Rockwell International Corp.......        36,450
                                                ------------
                                                     123,900
                                                ------------
Electrical Equipment (4.3%):
     300    Cooper Industries, Inc............        15,600
     600    Dover Corp.(b)....................        21,000
   1,200    Emerson Electric Co...............        75,450
   9,100    General Electric Co...............     1,028,300
     300    Grainger (W.W.), Inc..............        16,144
     300    Honeywell, Inc....................        34,763
     300    Johnson Controls, Inc.............        20,794
   2,276    Tyco International Ltd............       215,651
                                                ------------
                                                   1,427,702
                                                ------------
Electronic Components (3.0%):
     300    Advanced Micro Devices, Inc.*.....         5,419
   9,300    Intel Corp........................       553,350
     400    LSI Logic Corp.*..................        18,450
     700    Micron Technolgy, Inc.*...........        28,219
   1,700    Motorola, Inc.....................       161,075
     300    National Semiconductor*...........         7,594
     200    Raychem Corp......................         7,400
     700    Solectron Corp.*..................        46,681
   1,000    Texas Instruments, Inc............       145,000
     100    Thomas & Betts Corp...............         4,725
                                                ------------
                                                     977,913
                                                ------------
Electronic Instruments (0.3%):
   1,000    Applied Materials, Inc.*..........        73,875
     300    KLA-Tencor Corp.*.................        19,463

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Instruments, continued:
     100    PE Corp. -- PE Biosystems Group...  $     11,475
     100    Tektronix, Inc....................         3,019
                                                ------------
                                                     107,832
                                                ------------
Farm Machinery (0.1%):
     200    Case Corp.........................         9,625
     700    Deere & Co........................        27,737
     200    Navistar International Corp.*.....        10,000
                                                ------------
                                                      47,362
                                                ------------
Finance Companies (0.6%):
   2,000    Associates First Capital Corp.....        88,625
     500    Capital One Financial Corp........        27,844
     300    Countrywide Credit Industries,
              Inc.............................        12,825
   1,306    Household International, Inc......        61,872
                                                ------------
                                                     191,166
                                                ------------
Food & Related (1.9%):
   1,615    Archer-Daniels Midland Co.........        24,931
     700    BestFoods.........................        34,650
   1,300    Campbell Soup Co..................        60,287
   1,300    ConAgra, Inc......................        34,612
     400    General Mills, Inc................        32,150
   1,000    Heinz (H.J.) Co...................        50,125
     400    Hershey Foods Corp................        23,750
   1,100    Kellogg Co........................        36,300
     900    Nabisco Group Holdings Corp.......        17,606
     700    Pioneer Hi-Bred International,
              Inc.............................        27,256
     400    Quaker Oats Co....................        26,550
     900    Ralston-Ralston Purina Group......        27,394
   2,500    Sara Lee Corp.....................        56,719
     200    Supervalu, Inc....................         5,138
     900    Sysco Corp........................        26,831
   1,571    Unilever NV N.Y. Shares...........       109,577
     300    Wrigley (Wm.) Jr. Co..............        27,000
                                                ------------
                                                     620,876
                                                ------------
Forest/Paper Products (0.9%):
     100    Boise Cascade Corp................         4,287
     300    Champion International Corp.......        14,362
     600    Georgia Pacific Corp..............        28,425
   1,148    International Paper Co............        57,974
   1,500    Kimberly Clark Corp...............        85,500
     200    Louisiana-Pacific Corp............         4,750
     300    Mead Corp.........................        12,525
     400    Owens-Illinois, Inc.*.............        13,075
     100    Potlatch Corp.....................         4,394
     300    Sealed Air Corp.*.................        19,463
     100    Temple-Inland, Inc................         6,825
     200    Westvaco Corp.....................         5,800

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Forest/Paper Products, continued:
     600    Weyerhauser Co....................  $     41,250
     300    Willamette Industries, Inc........        13,819
                                                ------------
                                                     312,449
                                                ------------
Furniture (0.1%):
     100    Armstrong World Industries,
              Inc.............................         5,781
   1,000    Masco Corp........................        28,875
                                                ------------
                                                      34,656
                                                ------------
Gold/Precious Metals (0.1%):
   1,000    Barrick Gold Corp.................        19,375
     400    Battle Mountain Gold Co...........           975
     500    Homestake Mining Co...............         4,094
     500    Placer Dome, Inc..................         5,906
                                                ------------
                                                      30,350
                                                ------------
Health Care -- Drugs (5.5%):
   4,200    Abbott Laboratories...............       191,100
     200    Allergan, Inc.....................        22,200
     300    ALZA Corp.*.......................        15,262
   1,400    Amgen, Inc.*......................        85,225
     750    Cardinal Health, Inc..............        48,094
   3,000    Eli Lilly & Co....................       214,875
     722    McKesson HBOC, Inc................        23,194
   6,600    Merck & Co., Inc..................       488,400
     100    Millipore Corp....................         4,056
      50    PE Corp. -- Celera Genomics
              Group*..........................           809
   3,600    Pfizer, Inc.......................       395,100
   1,400    Pharmacia Upjohn, Inc.............        79,538
   4,100    Schering-Plough Corp..............       217,300
     200    Watson Pharmaceuticals, Inc.*.....         7,013
                                                ------------
                                                   1,792,166
                                                ------------
Health Care -- General (3.9%):
   3,600    American Home Products Corp.......       207,000
     100    Bausch & Lomb, Inc................         7,650
     700    Baxter International, Inc.........        42,437
     700    Becton, Dickinson and Co..........        21,000
     300    Biomet, Inc.......................        11,925
   1,100    Boston Scientific, Inc.*..........        48,331
   5,500    Bristol-Meyers Squibb Co..........       387,406
   3,800    Johnson & Johnson.................       372,400
     200    Mallinckrodt, Inc.................         7,275
     300    St. Jude Medical, Inc.*...........        10,688
   2,300    Warner-Lambert Co.................       159,563
                                                ------------
                                                   1,275,675
                                                ------------
Home Building/Mobile Homes (0.1%):
     200    Centex Corp.(b)...................         7,512
     100    Fleetwood Enterprises, Inc........         2,644

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Home Building, Mobil Homes, continued:
     100    Kaufman & Broad Home Corp.........  $      2,488
     100    Pulte Corp........................         2,306
                                                ------------
                                                      14,950
                                                ------------
Hospital Supply & Management (1.2%):
     400    Aetna, Inc........................        35,775
     100    Bard (C.R.), Inc..................         4,781
   1,800    Columbia/HCA Healthcare Corp......        41,062
     900    Guidant Corp......................        46,294
     200    HCR Manor Care, Inc.*.............         4,837
   1,200    HealthSouth Corp.*................        17,925
     300    Humana, Inc.*.....................         3,881
     900    IMS Health, Inc...................        28,125
      63    LifePoint Hospitals, Inc.*........           847
   1,600    Medtronic, Inc....................       124,600
     100    Shared Medical Systems, Corp......         6,525
     900    Tenet Healthcare Corp.*...........        16,706
      63    Triad Hospitals, Inc.*............           851
     600    United HeathCare Corp.............        37,575
     300    Wellpoint Health Networks,
              Inc.*...........................        25,463
                                                ------------
                                                     395,247
                                                ------------
Hotels & Gaming (0.1%):
     200    Harrah's Entertainment*...........         4,400
     500    Hilton Hotels Corp................         7,094
     700    Marriott International, Inc. Class
              A...............................        26,163
     500    Mirage Resorts, Inc.*.............         8,375
                                                ------------
                                                      46,032
                                                ------------
Household -- General Products (1.6%):
     100    American Greetings Corp. Class
              A...............................         3,012
     300    Clorox Co.                                32,044
     900    Colgate-Palmolive Co..............        88,875
     600    Fort James Corp...................        22,725
     400    Fortune Brands, Inc...............        16,550
     100    Jostens, Inc......................         2,106
     657    Newell Co.(b).....................        30,551
   3,600    Procter & Gamble Co...............       321,300
     100    Tupperware Corp...................         2,550
                                                ------------
                                                     519,713
                                                ------------
Household -- Major Appliances (0.1%):
     300    Maytag Corp.......................        20,906
     200    Whirlpool Corp....................        14,800
                                                ------------
                                                      35,706
                                                ------------
Insurance -- Life (0.7%):
     200    AFLAC, Inc........................         9,575
     700    American General Corp.............        52,762
     650    AON Corp..........................        26,812
     891    Conseco, Inc......................        27,120

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Insurance -- Life, continued:
     300    Jefferson-Pilot Corp..............  $     19,856
     400    Provident Cos., Inc...............        16,000
     350    Providian Corp....................        32,725
     400    Torchmark Corp....................        13,650
     300    Transamerica Corp.................        22,500
     400    UNUM Corp.*.......................        21,900
                                                ------------
                                                     242,900
                                                ------------
Insurance -- Property/Casualty (2.4%):
   2,300    Allstate Corp.....................        82,512
   3,456    American International Group,
              Inc.............................       404,568
     400    Chubb Corp........................        27,800
     600    CIGNA Corp........................        53,400
     400    Cincinnati Financial Corp.........        15,025
     600    Hartford Financial Services Group,
              Inc.............................        34,988
     600    Lincoln National Corp.............        31,388
     300    Loews Corp........................        23,738
     300    MBIA, Inc.........................        19,425
     300    MGIC Investment Corp..............        14,588
     200    Progressive Corp..................        29,000
     400    SAFECO Corp.......................        17,650
     700    St. Paul Cos., Inc.(b)............        22,269
                                                ------------
                                                     776,351
                                                ------------
Leisure Time Industry (1.1%):
     200    Brunswick Corp....................         5,575
   1,700    Carnival Corp. Class A............        82,450
   2,300    Cendant Corp.*....................        47,150
     600    Hasbro, Inc.......................        16,763
   1,000    Mattel, Inc.......................        26,438
   5,700    Walt Disney Co....................       175,631
                                                ------------
                                                     354,007
                                                ------------
Mining (0.1%):
     100    Asarco, Inc.......................         1,881
     200    Cyprus Amax Minerals Co...........         3,037
     300    Freeport-McMoRan Copper & Gold,
              Inc.............................         5,381
     500    Inco Ltd..........................         9,000
     300    Newmont Mining Corp...............         5,963
     100    Phelps Dodge Corp.................         6,194
                                                ------------
                                                      31,456
                                                ------------
Motor Vehicle Parts (0.4%):
     300    Autozone, Inc.*...................         9,037
     392    Dana Corp.........................        18,056
     400    Danaher Corp......................        23,250
   1,409    Delphi Automotive Systems Corp....        26,146
     200    Eaton Corp........................        18,400

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Motor Vehicle Parts, continued:
     500    Genuine Parts Co..................  $     17,500
     300    ITT Industries, Inc...............        11,438
                                                ------------
                                                     123,827
                                                ------------
Motor Vehicles (0.9%):
   3,300    Ford Motor Co.....................       186,244
   1,900    General Motors Corp...............       125,400
                                                ------------
                                                     311,644
                                                ------------
Multiple Industry (0.9%):
   1,600    Allied-Signal, Inc................       100,800
     600    Corning, Inc.(b)..................        42,075
     100    FMC Corp.*........................         6,831
     200    Harcourt General, Inc.............        10,312
   1,100    Minnesota Mining & Manufacturing
              Co..............................        95,631
     400    Textron, Inc......................        32,925
     300    TRW, Inc..........................        16,463
                                                ------------
                                                     305,037
                                                ------------
Petroleum -- Domestic (0.8%):
     300    Anadarko Petroleum Corp...........        11,044
     300    Apache Corp.......................        11,700
     200    Ashland, Inc......................         8,025
     900    Atlantic Richfield Co.............        75,206
     500    Burlington Resources, Inc.........        21,625
     236    Kerr Mcgee Corp...................        11,844
   1,000    Occidental Petroleum Corp.........        21,125
     700    Phillips Petroleum Co.............        35,219
     200    Sunoco, Inc.......................         6,038
     300    Tenneco, Inc......................         7,163
     500    Union Pacific Resources Group,
              Inc.............................         8,156
     700    Unocal Corp.......................        27,738
     900    USX-Marathon Group................        29,306
                                                ------------
                                                     274,189
                                                ------------
Petroleum -- International (4.2%):
     300    Amerada Hess Corp.................        17,850
   1,900    Chevron Corp......................       180,856
   6,800    Exxon Corp........................       524,450
   2,200    Mobil Corp........................       217,800
   5,900    Royal Dutch Petroleum Co..........       355,475
   1,500    Texaco, Inc.......................        93,750
                                                ------------
                                                   1,390,181
                                                ------------
Petroleum Services (0.6%):
     970    Baker Hughes, Inc.................        32,495
   1,200    Halliburton Co....................        54,300
     100    Helmerich & Payne, Inc............         2,381
     100    McDermott International, Inc......         2,825

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Petroleum Services, continued:
     200    Rowan Cos., Inc.*.................  $      3,688
   1,500    Schlumberger Ltd..................        95,531
                                                ------------
                                                     191,220
                                                ------------
Photo Equipment (0.2%):
     900    Eastman Kodak Co..................        60,975
     100    Polaroid Corp.....................         2,763
                                                ------------
                                                      63,738
                                                ------------
Publishing (0.5%):
     300    Dow Jones & Co., Inc..............        15,919
     700    Gannett Co., Inc..................        49,962
     300    Knight-Ridder, Inc.(b)............        16,481
     600    McGraw-Hill Cos., Inc.............        32,363
     100    Meredith Corp.....................         3,463
     500    New York Times Co. Class A........        18,406
     300    Times Mirror Co. (The)............        17,775
     300    Tribune Co........................        26,138
                                                ------------
                                                     180,507
                                                ------------
Railroad (0.5%):
   1,300    Burlington Northern Santa Fe
              Corp............................        40,300
     600    CSX Corp..........................        27,187
     200    Kansas City Southern Industries,
              Inc.............................        12,763
   1,000    Norfolk Southern Corp.............        30,125
     700    Union Pacific Corp................        40,819
                                                ------------
                                                     151,194
                                                ------------
Restaurants (0.6%):
     300    Darden Restaurants, Inc...........         6,544
   3,800    McDonald's Corp...................       156,988
     400    Tricon Global Restaurants,
              Inc.*...........................        21,650
     200    Wendy's International, Inc........         5,663
                                                ------------
                                                     190,845
                                                ------------
Retail -- Food Stores (0.9%):
   1,141    Albertson's, Inc.(b)..............        58,833
     100    The Great Atlantic & Pacific Tea
              Co., Inc........................         3,381
   2,400    Kroger Co.*.......................        67,050
     100    Longs Drug Stores Corp............         3,456
     700    Rite Aid Corp.....................        17,238
   1,300    Safeway, Inc.*....................        64,350
   2,800    Walgreen Co.......................        82,250
     400    Winn-Dixie Stores, Inc............        14,775
                                                ------------
                                                     311,333
                                                ------------
Retail -- General Merchandise (3.0%):
     600    Costco Cos., Inc.*................        48,037
   1,200    Dayton Hudson Corp................        78,000
     300    Dillard's, Inc....................        10,537
     606    Dollar General Corp...............        17,574

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail -- General Merchandise, continued:
     600    Federated Department Stores,
              Inc.*...........................  $     31,762
     700    J. C. Penney Company, Inc.........        33,994
   1,300    Kmart Corp.*......................        21,369
     400    Kohls Corp.*......................        30,875
     900    May Department Stores Co..........        36,788
     400    Nordstrom, Inc....................        13,400
   1,000    Sears, Roebuck & Co...............        44,563
     900    TJX Cos., Inc.....................        29,981
  12,400    Wal-Mart Stores, Inc..............       598,300
                                                ------------
                                                     995,180
                                                ------------
Retail -- Specialty (1.9%):
     500    Best Buy Co., Inc.*...............        33,750
     300    Circuit City Stores -- Circuit
              City Group......................        27,900
     200    Consolidated Stores Corp.*........         5,400
   1,000    CVS Corp..........................        50,750
   2,400    Gap, Inc..........................       120,900
   4,100    Home Depot, Inc...................       264,194
     600    The Limited, Inc.(b)..............        27,225
   1,000    Lowe's Cos........................        56,688
     200    The Pep Boys -- Manny, Moe &
              Jack............................         4,325
     600    Tandy Corp........................        29,325
     700    Toys 'R' Us, Inc.*................        14,481
                                                ------------
                                                     634,938
                                                ------------
Savings & Loans (0.1%):
     100    Golden West Financial Corp........         9,800
                                                ------------
Security & Commercial Brokers (3.0%):
   1,300    American Express Co...............       169,162
     310    Bear Stearns Cos., Inc............        14,492
   2,900    Fannie Mae........................       198,287
     700    Franklin Resources, Inc...........        28,437
   1,900    Freddie Mac.......................       110,200
     300    Lehman Brothers Holding...........        18,675
     650    Marsh & McLennan Cos., Inc........        49,075
   1,000    Merrill Lynch & Co., Inc..........        79,938
   1,600    Morgan Stanley Dean Witter &
              Co..............................       164,000
     100    Paine Webber Group, Inc...........         4,675
   1,050    Schwab, Charles Corp..............       115,369
     400    Student Loan Market Association...        18,325
                                                ------------
                                                     970,635
                                                ------------
Steel (0.1%):
     600    Allegheny Teledyne, Inc...........        13,575
     200    Bethlehem Steel Corp.*............         1,537
     300    Nucor Corp........................        14,231
     200    USX-U.S. Steel Group, Inc.........         5,400
     200    Worthington Industries, Inc.......         3,288
                                                ------------
                                                      38,031
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
 Timeshare & Software (1.4%):
   2,900    America Online, Inc.*.............  $    320,450
   1,700    Automatic Data Processing, Inc....        74,800
     400    Computer Science Corp.*...........        27,675
     400    Equifax, Inc......................        14,275
       6    Momentum Business Applications,
              Inc.*...........................            42
     650    Paychex, Inc......................        20,719
                                                ------------
                                                     457,961
                                                ------------
Tires/Rubber Products (0.1%):
     100    Cooper Tire and Rubber Co.........         2,362
     400    Goodyear Tire & Rubber Co.........        23,525
                                                ------------
                                                      25,887
                                                ------------
Tobacco (0.9%):
   6,800    Philip Morris Cos., Inc...........       273,275
     200    R. J. Reynolds Tobacco Holdings,
              Inc.*...........................         6,300
     600    UST, Inc..........................        17,550
                                                ------------
                                                     297,125
                                                ------------
Utilities -- Electric (1.8%):
     500    AES Corp.*........................        29,062
     400    Ameren Corp.......................        15,350
     600    American Electric Power Company,
              Inc.............................        22,537
     100    CMS Energy Corp...................         4,187
     400    Carolina Power & Light Co.........        17,125
     600    Central & Southwest Corp..........        14,025
     400    Cinergy Corp......................        12,800
     600    Consolidated Edison, Inc.(b)......        27,150
     300    Constellation Energy Group,
              Inc.............................         8,887
     400    DTE Energy Corp...................        16,000
     600    Dominion Resources, Inc...........        25,987
   1,000    Duke Power Co.....................        54,375
   1,000    Edison International..............        26,750
     700    Entergy Corp......................        21,875
     500    FPL Group, Inc....................        27,312
     300    GPU, Inc..........................        12,656
     300    New Century Energies, Inc.........        11,644
     400    Niagara Mohawk Power Corp.*.......         6,425
     300    Northern States Power Co..........         7,256
   1,000    PG&E Corp.........................        32,500
     300    PP&L Resources, Inc...............         9,225
     900    PacificCorp.......................        16,538
     600    PECO Energy Co....................        25,125
     600    Public Service Enterprise Group,
              Inc.............................        24,525
     700    Reliant Energy, Inc...............        19,338
   1,900    Southern Co.......................        50,350

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities -- Electric, continued:
     700    Texas Utilities Co................  $     28,875
     600    Unicom Corp.......................        23,138
                                                ------------
                                                     591,017
                                                ------------
Utilities -- Gas/Pipeline (0.8%):
     600    Coastal Corp. (The)...............        24,000
     250    Columbia Energy Group.............        15,672
     300    Consolidated National Gas Co......        18,225
     100    Eastern Enterprises...............         3,975
     900    Enron Corp........................        73,575
     700    FirstEnergy Corp..................        21,700
     100    NICOR, Inc........................         3,806
     100    ONEOK, Inc........................         3,175
     100    People's Energy Corp..............         3,769
     700    Sempra Energy.....................        15,838
     300    Sonat, Inc........................         9,938
   1,200    Williams Cos., (The)..............        51,075
                                                ------------
                                                     244,748
                                                ------------
Utilities -- Telephone (8.5%):
     700    Alltel Corp.......................        50,050
   3,000    Ameritech Corp....................       220,500
   8,764    AT&T Corp.........................       489,168
   4,300    Bell Atlantic Co..................       281,112
   5,400    Bellsouth Corp....................       253,125
     550    CenturyTel, Inc...................        21,862
     400    Frontier Corp.....................        23,600
   2,700    GTE Corp..........................       204,525
   5,070    MCI WorldCom, Inc.*...............       436,337
     800    Nextel Communication*(b)..........        40,150
   5,500    SBC Communications, Inc...........       319,000
   2,600    Sprint Corp.......................       137,313
   1,250    Sprint PCS Group, Inc.*...........        71,406
   1,405    U S West Communications Group.....        82,544
     800    Vodaphone Airtouch PLC ADR........       157,600
                                                ------------
                                                   2,788,292
                                                ------------
  Total Common Stocks                             31,044,210
                                                ------------
PREFERRED STOCKS (0.1%):
Cosmetic -- Toiletry:
     100    Alberto Culver Class B............         2,663
                                                ------------
U.S. TREASURY OBLIGATIONS (1.7%)
U.S. Treasury Bills (1.7%)
$145,000    07/22/99..........................       144,627
 415,000    08/19/99..........................       412,509
                                                ------------
  Total U.S. Treasury Obligations                    557,136
                                                ------------
INVESTMENT COMPANIES (3.7%)
1,213,487   One Group Prime Money Market Fund,
              Class I.........................     1,213,487
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
 SHORT-TERM SECURITIES HELD AS COLLATERAL (0.7%):
Repurchase Agreement (0.7%):
$241,741    Lehman Brothers A2/P2 Tri-Party
              5.85%, 7/1/99 (Collateralized by
              $254,290 Dorada Finance
              Commercial Paper, 9/28/99,
              market value $254,290)..........  $    241,741
                                                ------------
Total (Cost $29,619,686)(a)                     $ 33,059,237
                                                ============

------------

Percentages indicated are based on net assets of $32,840,758.

 * Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................  $3,949,531
Unrealized depreciation......................    (509,980)
                                               ----------
Net unrealized appreciation..................  $3,439,551
                                               ==========

Cost for federal income tax purposes: $29,623,690.

(b) A portion of this security was loaned as of June 30, 1999.

                                                                      CURRENT
NUMBER OF                                               OPENING        MARKET
CONTRACTS                CONTRACT TYPE                 POSITIONS       VALUE
---------                -------------                 ----------    ----------
    4        Long S&P 500, September 1999 Futures      $1,345,780    $1,381,700

See accompanying notes to financial statements.

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (97.1%):
Aircrafts (2.6%):
    24,300   Boeing Co. (The)..................  $ 1,073,756
     4,050   Cordant Technologies, Inc.........      183,009
    10,000   Lockheed Martin Corp..............      372,500
                                                 -----------
                                                   1,629,265
                                                 -----------
Apparel (1.3%):
     7,800   Jones Apparel Group, Inc.*........      267,638
     4,600   NIKE, Inc. Class B................      291,238
    10,000   Warnaco Group, Inc. (The).........      267,500
                                                 -----------
                                                     826,376
                                                 -----------
Banks (9.6%):
    18,900   Bank of America Corp..............    1,385,606
    10,000   Charter One Financial, Inc........      278,125
    21,150   Citigroup, Inc....................    1,004,625
    15,100   First Union Corp..................      709,700
    13,600   National City Corp................      890,800
     6,530   Pacific Century Financial Corp....      140,803
    37,200   Wells Fargo Co....................    1,590,300
                                                 -----------
                                                   5,999,959
                                                 -----------
Beverages (0.8%):
     7,000   Anheuser-Busch Cos., Inc..........      496,562
                                                 -----------
Broadcasting (1.3%):
    10,800   Time Warner, Inc..................      793,800
                                                 -----------
Business Equipment & Services (0.2%):
     7,320   Office Depot, Inc.*...............      161,498
                                                 -----------
Chemicals -- Petroleum & Inorganic (1.2%):
     8,500   Du Pont (E.I.) De Nemours & Co....      580,656
     7,710   Lyondell Chemical Co..............      159,019
                                                 -----------
                                                     739,675
                                                 -----------
Chemicals -- Specialty (0.9%):
     5,520   Cytec Industries, Inc.*...........      175,950
    11,760   RPM, Inc..........................      166,845
     5,740   Sigma-Aldrich Corp................      197,671
                                                 -----------
                                                     540,466
                                                 -----------
Communication Equipment (3.8%):
     6,600   BMC Software, Inc.*...............      356,400
    16,000   Cisco Systems, Inc.*..............    1,031,000
    15,030   Lucent Technologies, Inc..........    1,013,586
                                                 -----------
                                                   2,400,986
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Computers -- Main/Mini (4.3%):
     6,530   Hewlett-Packard Co................  $   656,265
    15,800   International Business Machines
               Corp............................    2,042,150
                                                 -----------
                                                   2,698,415
                                                 -----------
Computers -- Micro (1.8%):
    25,900   Dell Computer Corp.*..............      958,300
     4,950   Tech Data Corp.*..................      189,338
                                                 -----------
                                                   1,147,638
                                                 -----------
Computers -- Peripheral (5.8%):
    14,000   American Power Conversion
               Corp.*..........................      281,750
    11,720   EMC Corp.*........................      644,600
    30,260   Microsoft Corp.*..................    2,729,074
                                                 -----------
                                                   3,655,424
                                                 -----------
Cosmetics -- Toiletry (0.3%):
     5,860   Revlon, Inc. Class A*.............      177,265
                                                 -----------
Electrical Equipment (5.7%):
     9,000   General Electric Co...............    1,017,000
    15,700   Johnson Controls, Inc.............    1,088,206
     6,450   Mark IV Industries. Inc...........      136,256
     7,800   Tyco International Ltd............      739,050
    14,700   York International Corp...........      629,344
                                                 -----------
                                                   3,609,856
                                                 -----------
Electronic Components (3.1%):
    22,965   Intel Corp........................    1,366,418
     5,890   Maxim Integrated Products,
               Inc.*...........................      391,685
     4,340   SCI Systems, Inc.*................      206,150
                                                 -----------
                                                   1,964,253
                                                 -----------
Electronic Instruments (0.6%):
     4,750   Applied Materials, Inc.*..........      350,906
                                                 -----------
Food & Related (4.5%):
    23,800   Bestfoods.........................    1,178,100
    15,000   ConAgra, Inc......................      399,375
    44,800   Sara Lee Corp.....................    1,016,400
     5,420   U.S. Foodservice*.................      231,028
                                                 -----------
                                                   2,824,903
                                                 -----------
Forest/Paper Products (2.9%):
     4,470   Georgia-Pacific Corp..............      211,766
    28,100   Kimberly-Clark Corp...............    1,601,700
                                                 -----------
                                                   1,813,466
                                                 -----------
Furniture/Furnishings (0.6%):
    12,320   Masco Corp........................      355,740
                                                 -----------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Healthcare -- Drugs (4.0%):
    19,800   Abbott Laboratories...............  $   900,900
     3,800   Cardinal Health, Inc..............      243,675
    22,400   Schering-Plough Corp..............    1,187,200
     5,140   Watson Pharmaceuticals, Inc.*.....      180,221
                                                 -----------
                                                   2,511,996
                                                 -----------
Healthcare -- General (6.4%):
    29,900   American Home Products Corp.......    1,719,250
     4,870   Boston Scientific Corp.*..........      213,976
    29,800   Bristol-Myers Squibb Co...........    2,099,037
                                                 -----------
                                                   4,032,263
                                                 -----------
Hotels & Gaming (0.4%):
     5,270   MGM Grand, Inc.*..................      258,230
                                                 -----------
Household -- General Products (0.6%):
     7,990   Newell Rubbermaid, Inc............      371,535
                                                 -----------
Insurance -- Property & Casualty (4.7%):
    12,300   American International Group,
               Inc.............................    1,439,869
     9,600   Chubb Corp........................      667,200
     4,600   CIGNA Corp........................      409,400
     7,500   Hartford Financial Services Group,
               Inc. (The)......................      437,344
                                                 -----------
                                                   2,953,813
                                                 -----------
Leisure Time Industry (1.1%):
    12,740   Hasbro, Inc.......................      355,924
    12,100   Mattel, Inc.......................      319,894
                                                 -----------
                                                     675,818
                                                 -----------
Motor Vehicles (1.0%):
     6,570   Ford Motor Co.....................      370,794
     3,720   General Motors Corp...............      245,520
                                                 -----------
                                                     616,314
                                                 -----------
Motor Vehicles Parts (0.4%):
     3,370   SPX Corp.*........................      281,395
                                                 -----------
Oil -- International (3.3%):
    16,500   Exxon Corp........................    1,272,562
     3,840   Mobil Corp........................      380,160
     6,800   Texaco, Inc.......................      425,000
                                                 -----------
                                                   2,077,722
                                                 -----------
Oil & Gas / Integrated (0.1%):
       115   BP Amoco PLC ADR..................       12,477
                                                 -----------
Petroleum -- Domestic (0.6%):
    11,700   USX-Marathon Group................      380,981
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Petroleum -- Services (0.9%):
     7,050   Halliburton Co....................  $   319,012
     8,560   Transocean Offshore, Inc..........      224,700
                                                 -----------
                                                     543,712
                                                 -----------
Publishing (2.2%):
    19,500   Gannett Co., Inc..................    1,391,812
                                                 -----------
Retail -- General Merchandise (2.9%):
     5,100   Kohl's Corp.*.....................      393,656
     8,100   Saks, Inc.*.......................      233,888
    24,800   Wal-Mart Stores, Inc..............    1,196,600
                                                 -----------
                                                   1,824,144
                                                 -----------
Retail -- Specialty (0.9%):
     4,940   Abercrombie & Fitch Co.*..........      237,120
     8,900   Williams-Sonoma, Inc.*............      309,831
                                                 -----------
                                                     546,951
                                                 -----------
Security & Commercial Broker (3.1%):
    21,000   Freddie Mac.......................    1,218,000
     7,400   Morgan Stanley Dean Witter &
               Co..............................      758,500
                                                 -----------
                                                   1,976,500
                                                 -----------
Timeshare & Software (1.2%):
     7,000   America Online, Inc.*.............      773,500
                                                 -----------
Utilities -- Electric (2.0%):
    31,600   Pinnacle West Capital Corp........    1,271,900
                                                 -----------
Utilities -- Gas/Pipeline (3.4%):
     6,100   El Paso Energy Corp...............      214,644
    23,100   Enron Corp........................    1,888,425
                                                 -----------
                                                   2,103,069
                                                 -----------
Utilities -- Telephone (6.6%):
    20,580   CenturyTel, Inc...................      818,055
    14,600   MCI WorldCom, Inc.*...............    1,256,513
     7,500   Qwest Communications
               International, Inc.*............      247,969
    19,000   SBC Communications, Inc...........    1,102,000
    13,830   Sprint Corp.......................      730,397
                                                 -----------
                                                   4,154,934
                                                 -----------
  Total Common Stocks                             60,945,519
                                                 -----------
INVESTMENT COMPANIES (3.2%):
$1,993,722   One Group Prime Money Market Fund,
               Class I.........................    1,993,722
                                                 -----------
  Total Investment Companies                       1,993,722
                                                 -----------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
REPURCHASE AGREEMENTS (1.6%):
$1,000,000   State Street Bank 4.90%, 7/1/99
               (Collateralized by $1,025,000
               Federal Farm Credit Bank, 5.13%,
               4/2/01, market value
               $1,024,053).....................  $ 1,000,000
                                                 -----------
Total (Cost $55,655,390)(a)                      $63,939,241
                                                 ===========

------------

Percentages indicated are based on net assets of $62,743,625

*  Denotes a non-income producing security.

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........................    $9,306,741
Unrealized depreciation...........................    (1,022,890)
                                                      ----------
Net unrealized appreciation.......................    $8,283,851
                                                      ==========

The abbreviations in the above statement stand for the following:
    ADR    American Depository Receipt
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
 COMMON STOCKS (94.5%):
Air Transportation (0.5%):
 10,600     Airborne Freight Corp.............  $    293,487
  9,900     COMAIR Holdings, Inc..............       206,044
                                                ------------
                                                     499,531
                                                ------------
Aircraft (1.0%):
 16,100     Gulfstream Aerospace Corp.*.......     1,087,756
                                                ------------
Apparel (1.0%):
 31,700     Jones Apparel Group, Inc.*........     1,087,706
                                                ------------
Banks (4.4%):
  7,300     Charter One Financial, Inc........       203,031
 32,600     First Tennessee National Corp.....     1,248,987
  5,500     Huntington Bancshares, Inc........       192,500
 39,300     North Fork Bancorp., Inc..........       837,581
 19,740     Old Kent Financial Corp...........       826,612
 20,900     Sovereign Bancorp., Inc...........       253,413
  4,600     Summit Bancorp....................       192,338
 15,500     Zions Bancorp(b)..................       984,250
                                                ------------
                                                   4,738,712
                                                ------------
Beverages (0.4%):
 22,400     Whitman Corp......................       403,200
                                                ------------
Broadcasting (1.7%):
 10,700     TCA Cable TV, Inc.................       593,850
 18,400     Univision Communications, Inc.*...     1,214,400
                                                ------------
                                                   1,808,250
                                                ------------
Broker-Dealers (0.1%):
  1,500     TD Waterhouse Group, Inc.*(b).....        37,594
                                                ------------
Business Equipment & Services (7.8%):
 38,900     Allied Waste Industries, Inc.*....       768,275
 26,900     Apollo Group, Inc.*...............       714,531
 23,300     Cintas Corp.......................     1,565,469
 33,700     Comdisco, Inc.....................       863,562
 38,000     Convergys Corp.*(b)...............       731,500
 18,800     Herman Miller, Inc................       394,800
  8,200     Modis Professional Services,
              Inc.*...........................       112,750
  5,600     Nextera Enterprises, Inc.*........        36,050
 12,000     NOVA Corp.*.......................       300,000
 17,100     Reynolds & Reynolds Co. Class A...       398,644
 11,100     Snyder Communication, Inc.*(b)....       363,525
 19,966     Sterling Commerce, Inc.*..........       728,759
 23,900     SunGard Data Systems, Inc.*(b)....       824,550
 21,000     Viad Corp.........................       649,688
                                                ------------
                                                   8,452,103
                                                ------------
Capital Equipment (0.4%):
  7,935     Donaldson Co., Inc................       194,407
  9,200     UCAR International, Inc.*.........       232,300
                                                ------------
                                                     426,707
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Chemicals -- Petroleum & Inorganic (0.5%):
 25,500     Solutia, Inc......................  $    543,469
                                                ------------
Chemicals -- Specialty (1.4%):
 11,700     Crompton & Knowles Corp...........       228,881
  7,700     Ferro Corp........................       211,750
 21,900     Vulcan Materials Co...............     1,056,675
                                                ------------
                                                   1,497,306
                                                ------------
Communication Equipment (7.4%):
 30,800     ADC Telecommunications, Inc.*.....     1,403,325
 16,400     Comverse Technology, Inc.*........     1,238,200
 31,385     QUALCOM, Inc.*(b).................     4,503,748
 21,150     Symbol Technologies, Inc..........       779,906
                                                ------------
                                                   7,925,179
                                                ------------
Computers -- Main/Mini (0.2%):
  5,900     Investment Technology Group,
              Inc.............................       191,013
                                                ------------
Computers -- Peripheral (9.5%):
 41,600     American Power Conversion Corp.*..       837,200
 30,500     Cadence Design Systems, Inc.*.....       388,875
 21,200     Citrix Systems, Inc.*(b)..........     1,197,800
 13,300     Electronic Arts, Inc.*............       721,525
 10,200     Keane, Inc.*(b)...................       230,775
  3,600     Legato Systems, Inc.*.............       207,900
 31,600     Lexmark International Group,
              Inc.*...........................     2,087,575
 15,300     Network Associates, Inc.*.........       224,719
 18,300     Rational Software Corp.*..........       602,756
 19,400     Siebel Systems, Inc.*.............     1,286,462
 11,100     Symantec Corp.*...................       283,050
 12,900     Synopsys, Inc.*...................       711,919
 15,300     VERITAS Software Corp.*...........     1,452,544
                                                ------------
                                                  10,233,100
                                                ------------
Construction Materials (2.3%):
 15,800     American Standard Cos., Inc.*.....       758,400
  9,900     Martin Marietta Materials, Inc....       584,100
  9,100     Southdown, Inc....................       584,675
  8,513     USG Corp..........................       476,728
                                                ------------
                                                   2,403,903
                                                ------------
Consumer Products (0.1%):
  3,000     Blyth Industries, Inc.*...........       103,125
                                                ------------
Education (0.3%):
 11,300     Sylvan Learning Systems, Inc.*....       307,219
                                                ------------
Electrical Equipment (0.2%):
 10,000     Federal Signal Corp...............       211,875
                                                ------------
Electronic Components (11.0%):
 45,000     Altera Corp.*.....................     1,656,562
 17,700     Jabil Circuit, Inc.*..............       798,713
 34,200     Linear Technology Corp............     2,299,950
 30,000     Maxim Integrated Products,
              Inc.*...........................     1,995,000

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Components, continued:
 12,400     Microchip Technology, Inc.*.......  $    587,450
 12,600     Sanmina Corp.*....................       956,025
  4,000     Solectron Corp.*..................       266,750
 16,400     Vitesse Semiconductor Corp.*......     1,105,975
 35,300     Xilinx, Inc.*.....................     2,020,925
                                                ------------
                                                  11,687,350
                                                ------------
Electronic -- Instruments (0.1%):
  4,400     AMETEK, Inc.......................       101,200
                                                ------------
Energy (0.1%):
      1     CONSOL Energy, Inc.*..............            12
                                                ------------
Finance Companies (0.2%):
  9,500     Robert Half International,
              Inc.*...........................       247,000
                                                ------------
Financial -- Miscellaneous (2.9%):
    700     E-LOAN, Inc.*.....................        26,994
 26,500     Nasdaq-100 Shares*................     3,055,781
                                                ------------
                                                   3,082,775
                                                ------------
Food & Related (1.6%):
  1,100     Dryer's Grand Ice Cream, Inc......        16,637
 22,200     Flowers Industries, Inc...........       481,462
 15,000     McCormick & Co., Inc..............       473,438
 16,000     U.S. Foodservice*.................       682,000
  4,800     Vlasic Foods International,
              Inc.*...........................        35,100
                                                ------------
                                                   1,688,637
                                                ------------
Furniture/Furnishings (1.9%):
 12,800     HON Industries, Inc...............       373,600
 41,900     Leggett & Platt, Inc..............     1,165,344
 29,500     Shaw Industries, Inc.*............       486,750
                                                ------------
                                                   2,025,694
                                                ------------
Healthcare -- Drugs (7.2%):
 32,200     Biogen, Inc.*.....................     2,070,862
     34     Cardinal Health, Inc..............         2,180
 16,700     Centocor, Inc.*(b)................       778,638
 30,500     Chiron Corp.*.....................       632,875
  6,000     Covance, Inc.*(b).................       143,625
 18,400     Forest Labs, Inc.*................       851,000
 11,788     MedImmune, Inc.*..................       798,637
 29,500     Mylan Laboratories, Inc...........       781,750
 27,100     Quintiles Transnational
              Corp.*(b).......................     1,138,200
  6,200     Sepracor, Inc.*(b)................       503,750
                                                ------------
                                                   7,701,517
                                                ------------
Healthcare -- General (3.4%):
  5,600     Beckman Coulter, Inc..............       272,300
 36,100     Bergen Brunswig Corp..............       622,725
 13,700     Hillenbrand Industries, Inc.(b)...       592,525
 10,100     STERIS Corp.*.....................       195,687
 22,500     Sybron International Corp.*.......       620,156

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Healthcare -- General, continued:
 13,600     Total Renal Care Holdings,
              Inc.*...........................  $    211,650
 13,700     VISX, Inc.*.......................     1,084,869
                                                ------------
                                                   3,599,912
                                                ------------
Hospital Supply & Management (2.5%):
 53,450     Health Management Associates, Inc.
              Class A*........................       601,312
 20,575     HealthSouth Corp.*................       307,339
  6,600     Lincare Holding, Inc.*............       165,000
 17,600     Oxford Health Plans, Inc.*........       273,900
 21,100     Stryker Corp.(b)..................     1,268,638
                                                ------------
                                                   2,616,189
                                                ------------
Hotels & Gaming (0.2%):
 12,000     International Game Technology            222,000
                                                ------------
Household -- General Products (0.8%):
 22,900     Dial Corp. (The)..................       851,594
                                                ------------
Metal Fabrication (0.4%):
  8,300     Fastenal Co.(b)...................       435,231
                                                ------------
Motor Vehicles (1.7%):
 33,500     Harley-Davidson, Inc..............     1,821,563
                                                ------------
Motor Vehicles -- Parts (1.6%):
  3,367     Eaton Corp........................       309,764
 15,100     Federal-Mogul Corp................       785,200
  6,700     Kaydon Corp.......................       225,287
 14,547     Meritor Automotive, Inc...........       370,949
                                                ------------
                                                   1,691,200
                                                ------------
Non Residential Construction (0.2%):
  7,300     Newport News Shipbuilding, Inc....       215,350
                                                ------------
Petroleum -- Services (1.2%):
 43,600     Global Marine, Inc.*..............       673,075
 17,000     Weatherford International,
              Inc.*(b)........................       622,625
                                                ------------
                                                   1,295,700
                                                ------------
Publishing (2.4%):
  5,800     Houghton Mifflin Co...............       272,963
  5,100     Media General, Inc. Class A.......       260,100
 23,300     Reader's Digest Association, Inc.
              Class A.........................       926,175
  2,100     Washington Post Co. Class B.......     1,129,275
                                                ------------
                                                   2,588,513
                                                ------------
REITS ( 0.1%):
  6,925     Prison Realty Trust, Inc..........        67,952
                                                ------------
Restaurants (2.0%):
 22,900     Outback Steakhouse, Inc.*.........       900,256
 33,300     Starbucks Corp.*..................     1,250,831
                                                ------------
                                                   2,151,087
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
 Retail (0.2%):
 16,476     Officemax, Inc.*..................  $    197,712
                                                ------------
Retail -- General Merchandise (1.1%):
 37,300     Family Dollar Stores, Inc.........       895,200
  8,300     Saks, Inc.*.......................       239,662
                                                ------------
                                                   1,134,862
                                                ------------
Retail -- Specialty (4.1%):
 24,600     Abercrombie & Fitch Co.*..........     1,180,800
 15,300     Barnes & Noble, Inc.*.............       418,837
 22,800     Bed Bath and Beyond, Inc.*........       877,800
 14,200     Borders Group, Inc.*..............       224,537
  5,000     Linens 'n Things*.................       218,750
 16,300     Ross Stores, Inc..................       821,113
 13,800     Tandy Corp........................       674,475
                                                ------------
                                                   4,416,312
                                                ------------
Security & Commercial Broker (2.5%):
 40,600     E*TRADE Group, Inc.*(b)...........     1,621,462
 25,700     Price, T Rowe Associates, Inc.....       986,238
                                                ------------
                                                   2,607,700
                                                ------------
Technology (0.2%):
  6,500     Transaction Systems Architects,
              Inc.*...........................       253,500
                                                ------------
Textiles (0.3%):
 11,400     Mohawk Industries (The)*..........       346,275
                                                ------------
Timeshare & Software (1.9%):
 27,100     Concord EFS, Inc.*................     1,146,669
 19,900     Fiserv, Inc.*.....................       623,119
  8,700     Policy Management Systems Corp.*..       261,000
  2,800     ZipLink, Inc.*(b).................        35,000
                                                ------------
                                                   2,065,788
                                                ------------
Tire & Rubber (0.3%):
  5,800     Carlisle Cos., Inc................       279,125
                                                ------------
Utilities -- Electric (1.5%):
 17,200     Alliant Energy Corp...............       488,050
 20,500     IPALCO Enterprises, Inc.(b).......       434,344
 30,800     LG&E Energy Corp..................       646,800
                                                ------------
                                                   1,569,194
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities -- Gas/Pipeline (0.8%):
 33,600     KeySpan Energy Corp...............  $    886,200
                                                ------------
Utilities -- Telephone (0.9%):
  6,100     CenturyTel, Inc...................       242,475
 30,200     Cincinnati Bell, Inc..............       753,113
                                                ------------
                                                     995,588
                                                ------------
  Total Common Stocks                            100,800,480
                                                ------------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
$110,000    9/23/99(c)........................       108,835
                                                ------------
  Total U.S. Treasury Obligations                    108,835
                                                ------------
INVESTMENT COMPANIES (3.9%):
4,096,124   One Group Prime Money Market Fund,
              Class I.........................     4,096,124
                                                ------------
  Total Investment Companies                       4,096,124
                                                ------------
REPURCHASE AGREEMENTS (0.9%):
1,000,000   State Street Bank 4.90%, 07/01/99
              (Collateralized by $1,025,000
              Federal Farm Credit Bank, 5.13%,
              4/2/01, market value
              $1,024,053).....................     1,000,000
                                                ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL (7.2%):
Repurchase Agreement (7.2%):
7,674,841   Lehman Brothers A2/P2 Tri-Party
              5.85%, 7/1/99 (Collateralized by
              $8,060,778 Dorada Finance
              Commercial Paper, 9/28/99,
              market value $8,060,778)........     7,674,841
                                                ------------
Total (Cost $97,217,471)(a)                     $113,680,280
                                                ============

------------

Percentages indicated are based on net assets of $106,680,269.
 * Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation......................  $21,082,775
                   Unrealized depreciation......................   (4,619,966)
                                                                  -----------
                   Net unrealized appreciation..................  $16,462,809
                                                                  ===========

Cost for federal income tax purposes: $97,575,096.
(b) A portion of this security was loaned as of June 30, 1999.

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

(c) Serves as collateral for futures contracts.

                                                                      CURRENT
NUMBER OF                                               OPENING        MARKET
CONTRACTS                CONTRACT TYPE                 POSITIONS       VALUE
---------                -------------                 ----------    ----------
    1        Midcap 400, September 1999 Futures        $  208,358    $  209,675
    5        Long S&P 500, September 1999 Futures       1,690,313     1,727,125

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
 COMMON STOCKS (99.1%):
Apparel (1.4%):
   3,400    Tommy Hilfiger Corp.*.............  $    249,900
                                                ------------
Banks (4.6%):
   3,847    Associated Banc-Corp..............       159,650
  15,430    Charter One Financial, Inc........       429,147
   5,800    First Tennessee National Corp.....       222,213
                                                ------------
                                                     811,010
                                                ------------
Business Equipment & Services (10.9%):
   4,400    DST Systems, Inc.*................       276,650
   4,200    Galileo International, Inc........       224,438
   4,600    Office Depot, Inc.*...............       101,487
   3,600    Omnicom Group, Inc................       288,000
   7,400    Sterling Commerce, Inc.*..........       270,100
   7,700    SunGard Data Systems, Inc.*.......       265,650
   4,400    Waters Corp.*.....................       233,750
   5,800    Young & Rubicam, Inc..............       263,537
                                                ------------
                                                   1,923,612
                                                ------------
Capital Equipment (3.3%):
   2,500    Applied Power, Inc. Class A.......        68,281
   6,700    DT Industries, Inc................        61,556
   4,775    IDEX Corp.........................       156,978
   6,900    Teleflex, Inc.....................       299,719
                                                ------------
                                                     586,534
                                                ------------
Chemicals-Specialty (1.3%):
   6,400    OM Group, Inc.....................       220,800
                                                ------------
Communication Equipment (3.2%):
   1,600    ADC Telecommunications, Inc.*.....        72,900
   2,750    Comverse Technology, Inc.*........       207,625
   2,000    Qualcom, Inc.*....................       287,000
                                                ------------
                                                     567,525
                                                ------------
Computers-Peripheral (4.8%):
   3,500    Autodesk, Inc.....................       103,469
   1,900    Citrix Systems, Inc.*.............       107,350
   1,200    Intuit, Inc.*.....................       108,150
   4,000    Lexmark International Group,
              Inc.*...........................       264,250
   3,000    Quantum Corp.*....................        72,375
   1,700    Siebel Systems, Inc.*.............       112,731
   1,400    Synopsys, Inc.*...................        77,262
                                                ------------
                                                     845,587
                                                ------------
Construction Materials (2.0%):
  11,087    Crane Co..........................       348,548
                                                ------------
Containers (1.5%):
   8,600    AptarGroup, Inc...................       258,000
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Components (5.6%):
   1,600    Altera Corp.*.....................  $     58,900
   3,600    Analog Devices, Inc.*.............       180,675
   1,600    Maxim Integrated Products,
              Inc.*...........................       106,400
   4,300    Microchip Technology, Inc.*.......       203,712
   3,600    SCI Systems, Inc.*................       171,000
   4,600    Xilinx, Inc.*.....................       263,350
                                                ------------
                                                     984,037
                                                ------------
Electrical Equipment (3.9%):
   2,000    Hubbell, Inc. Class B.............        90,750
  11,100    Juno Lighting, Inc................       271,950
   5,100    Littlefuse, Inc.*.................        98,175
   7,113    Molex, Inc. Class A...............       224,060
                                                ------------
                                                     684,935
                                                ------------
Electronics -- Instruments (2.5%):
   7,500    AMETEK, Inc.......................       172,500
   3,600    Teradyne, Inc.*...................       258,300
                                                ------------
                                                     430,800
                                                ------------
Finance Companies (4.7%):
   5,400    FINOVA Group, Inc. (The):.........       284,175
  10,700    Heller Financial, Inc.............       297,594
   5,000    Radian Group, Inc.................       244,062
                                                ------------
                                                     825,831
                                                ------------
Food & Related (1.4%):
   5,600    U.S. Foodservice*.................       238,700
                                                ------------
Furniture/Furnishings (3.4%):
   9,100    HON Industries, Inc...............       265,606
  11,900    Leggett & Platt, Inc..............       330,969
                                                ------------
                                                     596,575
                                                ------------
Healthcare -- Drugs (2.2%):
   1,600    Biogen, Inc.*.....................       102,900
   1,600    Forest Labs, Inc.*................        74,000
   1,200    MedImmune, Inc.*..................        81,300
   2,500    Mylan Laboratories, Inc...........        66,250
   2,500    Watson Pharmaceuticals, Inc.*.....        87,656
                                                ------------
                                                     412,106
                                                ------------
Healthcare -- General (2.6%):
   4,200    Dentsply International, Inc.......       117,600
   9,300    Sybron International Corp.*.......       256,331
   1,000    VISX, Inc.*.......................        79,188
                                                ------------
                                                     453,119
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
 Hospital Supply & Management (2.9%):
   3,600    HCR Manor Care, Inc.*.............  $     87,075
  17,543    Health Management Associates, Inc.
              Class A*........................       197,359
   4,800    Universal Health Services, Inc.
              Class B*........................       229,200
                                                ------------
                                                     513,634
                                                ------------
Household -- General Products (0.9%):
   4,700    Lancaster Colony Corp.............       162,150
                                                ------------
Insurance -- Property & Casualty (2.3%):
   8,100    Everest Reinsurance Holdings,
              Inc.............................       264,263
   1,850    Transatlantic Holdings, Inc.......       138,634
                                                ------------
                                                     402,897
                                                ------------
Metal Fabrication (0.4%):
   2,100    Harsco Corp.......................        67,200
                                                ------------
Motor Vehicles (1.5%):
   4,700    Harley-Davidson, Inc..............       255,563
                                                ------------
Motor Vehicles-Parts (4.2%):
   6,000    Borg-Warner Automotive, Inc.......       330,000
     700    SPX Corp.*........................        58,450
  13,600    Tower Automotive, Inc.*...........       345,950
                                                ------------
                                                     734,400
                                                ------------
Petroleum -- Domestic (2.5%):
   7,000    Apache Corp.......................       273,000
   6,200    Noble Affiliates, Inc.............       174,763
                                                ------------
                                                     447,763
                                                ------------
Petroleum -- Services (1.5%):
  10,900    Global Industries Ltd.*...........       139,656
   1,000    Smith International, Inc.*........        43,438
   2,200    Weatherford International,
              Inc.*...........................        80,575
                                                ------------
                                                     263,669
                                                ------------
Retail -- General Merchandise (2.8%):
   2,900    Kohl's Corp.*.....................       223,844
   9,100    Saks, Inc.*.......................       262,762
                                                ------------
                                                     486,606
                                                ------------
Retail -- Specialty (6.1%):
   4,800    Abercrombie & Fitch Co.*..........       230,400
   3,700    Best Buy Co., Inc.*...............       249,750
  10,250    Mens Wearhouse, Inc.*.............       261,375
   8,400    Zale Corp.*                              336,000
                                                ------------
                                                   1,077,525
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Restaurants (0.4%):
   1,700    Starbucks Corp.*                    $     63,856
                                                ------------
Savings & Loans (3.2%):
  12,100    Peoples Heritage Financial Group,
              Inc.............................       227,631
  12,100    TCF Financial Corp................       337,288
                                                ------------
                                                     564,919
                                                ------------
Security & Commercial Broker (3.6%):
   5,200    E*TRADE Group, Inc.*..............       207,675
   7,850    Edwards (A.G.), Inc...............       253,162
   6,500    Waddell & Reed Financial, Inc.
              Class A.........................       178,344
                                                ------------
                                                     639,181
                                                ------------
Textiles (0.2%):
   1,200    Westpoint Stevens, Inc............        35,775
                                                ------------
Timeshare & Software (4.1%):
   5,200    Affiliated Computer Services, Inc.
              Class A*........................       263,250
   7,100    CIBER, Inc.*......................       135,787
   2,700    Concord EFS, Inc.*................       114,244
   4,900    National Data Corp................       209,475
                                                ------------
                                                     722,756
                                                ------------
Utilities -- Electric (2.8%):
   2,000    Florida Progress Corp.............        82,625
   1,200    Montana Power Co. (The)...........        84,600
   3,600    Nevada Power Co...................        90,000
   1,600    Pinnacle West Capital Corp........        64,400
   2,500    Potomac Electric Power Co.........        73,594
   2,600    Sierra Pacific Resources..........        94,575
                                                ------------
                                                     489,794
                                                ------------
Utilities -Telephone (0.4%):
   2,600    Cincinnati Bell, Inc..............        64,838
                                                ------------
  Total Common Stocks                             17,430,145
                                                ------------
INVESTMENT COMPANIES (0.1%):
   2,055    One Group Prime Money Market Fund,
              Class I.........................         2,055
                                                ------------
  Total Investment Companies                           2,055
                                                ------------
Total (Cost $14,772,424)(a)                     $ 17,432,200
                                                ============

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

------------

Percentages indicated are based on net assets of $17,568,210

* Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net realized appreciation of securities as follows:

                   Unrealized appreciation......................  $3,290,948
                   Unrealized depreciation......................    (631,172)
                                                                  ----------
                   Net unrealized appreciation..................  $2,659,776
                                                                  ==========

Cost for federal income tax purposes: $14,776,077.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
 COMMON STOCKS (102.2%):
Aircrafts (0.9%):
   3,600    Cordant Technologies, Inc.........  $    162,675
   1,400    Lockheed Martin Corp..............        52,150
                                                ------------
                                                     214,825
                                                ------------
Air Transportation (0.4%):
   2,000    Alaska Air Group, Inc.*...........        83,500
                                                ------------
Apparel (1.6%):
   3,558    Jones Apparel Group, Inc.*........       122,077
   1,700    Payless ShoeSource, Inc.*.........        90,950
   5,300    Warnaco Group, Inc................       141,775
                                                ------------
                                                     354,802
                                                ------------
Banks (8.5%):
   5,100    Associated Banc-Corp..............       211,650
   1,100    CCB Financial Corp................        58,162
  11,300    Charter One Financial, Inc........       314,281
   7,900    First Security Corp...............       215,275
   1,900    First Tennessee National Corp.....        72,794
   2,100    First Virginia Banks, Inc.........       103,162
   5,900    Hibernia Corp. Class A............        92,556
   2,000    Keystone Financial, Inc...........        59,125
   5,000    Marshall & Ilsley Corp............       321,875
   4,400    Mercantile Bankshares Corp........       155,650
   5,100    North Fork Bancorp, Inc...........       108,694
   5,900    Pacific Century Financial Corp....       127,219
   1,800    Provident Financial Group, Inc....        78,750
                                                ------------
                                                   1,919,193
                                                ------------
Broadcasting (1.5%):
   7,400    Belo, (AH) Corp. Series A.........       145,687
     630    Chris-Craft Industries, Inc.*.....        29,689
   2,200    Hispanic Broadcasting Corp.*......       166,925
                                                ------------
                                                     342,301
                                                ------------
Business Equipment & Services (2.8%):
   1,300    ACNielsen Corp.*..................        39,325
   2,300    Apollo Group, Inc. Class A*.......        61,094
   1,600    First Data Corp...................        78,300
   1,200    Jacobs Engineering Group, Inc.*...        45,600
   2,700    Manpower, Inc.....................        61,087
   3,500    Modis Professional Services,
              Inc.*...........................        48,125
   4,250    Office Depot, Inc.*...............        93,766
   2,800    Sotheby's Holdings, Inc. Class
              A...............................       106,750
   4,700    Stewart Enterprises, Inc. Class
              A...............................        68,444
   1,200    Wallace Computer Services, Inc....        30,000
                                                ------------
                                                     632,491
                                                ------------
Business Services (0.3%):
   2,600    Harte-Hanks, Inc..................        70,525
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Capital Equipment (0.3%):
   1,800    Teleflex, Inc.....................  $     78,188
                                                ------------
Chemicals -- Petroleum & Inorganic (1.0%):
   8,800    Lyondell Chemical Co..............       181,500
   2,600    Schulman, (A.), Inc...............        44,688
                                                ------------
                                                     226,188
                                                ------------
Chemicals -- Specialty (5.0%):
   2,000    Air Products & Chemicals, Inc.....        80,500
   2,500    Airgas, Inc.*.....................        30,625
   7,300    Cabot Corp........................       176,569
   4,600    Cytec Industries, Inc.*...........       146,625
   1,900    Dexter Corp. (The)................        77,544
   3,000    Ferro Corp........................        82,500
   6,700    IMC Global, Inc...................       118,087
   2,900    Lubrizol Corp.....................        79,025
     800    Minerals Technologies, Inc........        44,650
  10,700    RPM, Inc., Ohio...................       151,806
   1,900    Sigma-Aldrich Corp................        65,431
   3,800    Witco Corp........................        76,000
                                                ------------
                                                   1,129,362
                                                ------------
Computers -- Main/Mini (0.5%):
   2,200    NCR Corp.*........................       107,388
                                                ------------
Computers -- Micro (0.8%):
   4,700    Tech Data Corp.*..................       179,775
                                                ------------
Computers -- Peripheral (3.0%):
   4,000    Intuit, Inc.*.....................       360,500
  10,900    Quantum Corp.*....................       262,963
   1,800    Sterling Software, Inc.*..........        48,038
                                                ------------
                                                     671,501
                                                ------------
Construction Materials (0.5%):
     900    Martin Marietta Materials, Inc....        53,100
   1,100    USG Corp..........................        61,600
                                                ------------
                                                     114,700
                                                ------------
Defense (1.1%):
2,200...    Litton Industries*................       157,850
1,300...    Raytheon Co. Class B..............        91,488
                                                ------------
                                                     249,338
                                                ------------
Electronic Components (5.0%):
  10,600    Analog Devices, Inc.*.............       531,987
6,700...    Arrow Electronics, Inc.*..........       127,300
3,500...    Atmel Corp.*......................        91,656

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Components, continued:
   2,500    Avnet, Inc........................  $    116,250
   1,000    LSI Logic Corp.*..................        46,125
   4,600    SCI Systems, Inc.*................       218,500
                                                ------------
                                                   1,131,818
                                                ------------
Electrical Equipment (2.9%):
   1,000    Honeywell, Inc....................       115,875
   2,800    Hubbell Inc. Class B..............       127,050
   6,000    Mark IV Industries, Inc...........       126,750
   7,800    Molex, Inc........................       288,600
                                                ------------
                                                     658,275
                                                ------------
Electronics -- Instruments (2.1%):
   1,400    Applied Materials, Inc.*..........       103,425
     900    KLA -Tencor Corp.*................        58,387
   4,500    Teradyne, Inc.*...................       322,875
                                                ------------
                                                     484,687
                                                ------------
Entertainment (0.4%):
   4,800    Mandalay Resort Group*............       101,400
                                                ------------
Finance Companies (1.5%):
   3,000    Allmerica Financial Corp..........       182,437
   3,100    FINOVA Group, Inc. (The)..........       163,138
                                                ------------
                                                     345,575
                                                ------------
Financial -- Miscellaneous (0.1%):
     700    American Financial Group, Inc.....        23,844
                                                ------------
Food & Related (3.6%):
   1,400    Dean Foods Co.....................        58,187
   3,000    Dole Food Company, Inc............        88,125
   2,600    Hormel Foods Corp.................       104,650
   8,200    IBP, Inc..........................       194,750
   4,500    Interstate Bakeries Corp..........       100,969
   1,000    Suiza Foods Corp.*................        41,875
  10,000    Tyson Foods, Inc. Class A.........       225,000
                                                ------------
                                                     813,556
                                                ------------
Forest/Paper Products (3.5%):
   2,600    Bowater, Inc......................       122,850
   1,600    Chesapeake Corp...................        59,900
   3,900    Consolidated Papers, Inc..........       104,325
   1,000    Georgia Pacific (Georgia-Pacific
              Group)..........................        47,375
   2,200    Georgia-Pacific Corp. (Timber
              Group)..........................        55,550
   4,600    Pentair, Inc......................       210,450

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Forest/Paper Products, continued:
   1,200    Rayonier, Inc.....................  $     59,775
   4,600    Sonoco Products Co................       137,713
                                                ------------
                                                     797,938
                                                ------------
Healthcare (0.1%):
   1,800    Apria Healthcare Group, Inc.*.....        30,600
     806    Genzyme Surgical Products*........         3,549
                                                ------------
                                                      34,149
                                                ------------
Healthcare -- Drugs (1.9%)
   4,500    Genzyme Corp. -- General
              Division*.......................       218,250
   4,000    ICN Pharmaceuticals, Inc..........       128,750
   6,000    IVAX Corp.*.......................        84,750
                                                ------------
                                                     431,750
                                                ------------
Healthcare -- General (0.3%):
   2,600    DENTSPLY International, Inc.......        72,800
                                                ------------
Homebuilding -- Mobile Homes (0.7%):
  13,000    Clayton Homes, Inc................       148,687
                                                ------------
Hospital Supply & Management (2.3%):
   6,300    Foundation Health Systems, Inc*...        94,500
   4,400    HEALTHSOUTH Corp.*................        65,725
   1,500    PacifiCare Health Systems, Inc.
              *...............................       107,906
   4,400    Tenet Healthcare Corp.*...........        81,675
   1,700    Trigon Healthcare, Inc. *.........        61,838
   1,200    Wellpoint Health Networks,
              Inc.*...........................       101,850
                                                ------------
                                                     513,494
                                                ------------
Hotels & Gaming (1.4%):
   1,800    MGM Grand, Inc.*..................        88,200
   7,600    Promus Hotel Corp.*...............       235,600
                                                ------------
                                                     323,800
                                                ------------
Household -- General Products (0.6%):
     400    Enesco Group, Inc.................         9,250
   3,600    Lancaster Colony Corp.............       124,200
                                                ------------
                                                     133,450
                                                ------------
Insurance -- Life (3.4%):
  12,250    Old Republic International
              Corp............................       212,078
   5,600    Protective Life Corp..............       184,800
   7,300    ReliaStar Financial Corp..........       319,375
   1,300    Unitrin, Inc......................        53,300
                                                ------------
                                                     769,553
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
 Insurance -- Property & Casualty (1.5%):
   4,800    Ambac Financial Group, Inc........  $    274,200
   1,000    PMI Group, Inc. (The).............        62,813
                                                ------------
                                                     337,013
                                                ------------
Leisure Time Industry (0.4%):
   3,300    Mattel, Inc.......................        87,244
                                                ------------
Metal Fabrication (0.9%)
   2,100    Harsco Corp.......................        67,200
   3,300    Precision Castparts Corp..........       140,250
                                                ------------
                                                     207,450
                                                ------------
Motor Vehicles -- Parts (3.0%):
   1,800    Borg-Warner Automotive, Inc.......        99,000
   3,100    Delphi Automotive Systems Corp....        57,544
   1,100    Eaton Corp........................       101,200
   2,100    Genuine Parts Co..................        73,500
   1,800    Lear Corp.*.......................        89,550
   3,200    SPX Corp.*........................       267,200
                                                ------------
                                                     687,994
                                                ------------
Petroleum -- Domestic (3.7%):
   3,300    Apache Corp.......................       128,700
   1,400    Atlantic Richfield Co.............       116,987
   3,200    Devon Energy Corp.................       114,400
   2,600    Murphy Oil Corp...................       126,913
  10,000    Tosco Corp........................       259,375
   4,300    Ultramar Diamond Shamrock Corp....        93,794
                                                ------------
                                                     840,169
                                                ------------
Petroleum -- Services (3.6%):
   6,400    BJ Services Co.*..................       188,400
   3,400    Nabors Industries, Inc.*..........        83,088
   9,000    Noble Drilling Corp.*.............       177,188
   3,600    Smith International, Inc.*........       156,375
   7,700    Transocean Offshore, Inc..........       202,125
                                                ------------
                                                     807,176
                                                ------------
Publishing (0.7%):
   1,000    Lee Enterprises, Inc..............        30,500
   3,500    New York Times Co. Class A
              (The)...........................       128,844
                                                ------------
                                                     159,344
                                                ------------
REITS (0.1%)
   1,000    Associated Estates Realty Corp....        11,812
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Restaurants (0.6%):
   2,400    Outback Steakhouse, Inc.*.........  $     94,350
   1,700    Wendy's International, Inc........        48,131
                                                ------------
                                                     142,481
                                                ------------
Retail -- Food Stores (0.3%):
   1,200    Hannaford Bros. Co................        64,200
                                                ------------
Retail -- General Merchandise (1.5%):
   1,800    BJ's Wholesale Club, Inc.*........        54,112
   9,700    Saks, Inc.*.......................       280,088
                                                ------------
                                                     334,200
                                                ------------
Retail -- Specialty (3.4%):
     900    AnnTaylor Stores Corp.*...........        40,500
   7,000    Borders Group, Inc.*..............       110,687
   1,400    Circuit City Stores -- Circuit
              City Group......................       130,200
   5,200    Furniture Brands International,
              Inc.*...........................       144,950
   2,200    Tandy Corp........................       107,525
   2,000    Tiffany & Co......................       193,000
   1,100    Williams-Sonoma, Inc.*............        38,294
                                                ------------
                                                     765,156
                                                ------------
Savings & Loans (2.1%):
   1,900    Astoria Financial Corp............        83,481
   4,400    Dime Bancorp, Inc.................        88,550
   4,600    GreenPoint Financial Corp.........       150,937
   5,800    TCF Financial Corp................       161,675
                                                ------------
                                                     484,643
                                                ------------
Security & Commercial Broker (0.8%):
   5,400    Edwards, (A.G.), Inc..............       174,150
                                                ------------
Steel (0.4%):
   2,700    AK Steel Holding Corp.............        60,750
   1,600    Carpenter Technology Corp.........        45,700
                                                ------------
                                                     106,450
                                                ------------
Timeshare & Software (0.2%):
   1,100    Affiliated Computer Services, Inc.
              Class A*........................        55,687
                                                ------------
Tobacco (1.7%):
   6,500    R.J. Reynolds Tobacco Holdings,
              Inc.*...........................       204,750
   4,800    UST, Inc. ........................       140,400
   1,600    Universal Corp....................        45,500
                                                ------------
                                                     390,650
                                                ------------

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
 Transportation (0.1%):
     900    GATX Corp. .......................  $     34,256
                                                ------------
Trucking (0.6%):
   2,800    Alexander & Baldwin, Inc. ........        62,300
   1,700    CNF Transportation, Inc. .........        65,237
                                                ------------
                                                     127,537
                                                ------------
Utilities -- Electric (13.3%):
   8,800    Allegheny Energy, Inc. ...........       282,150
   2,000    CMS Energy Corp. .................        83,750
   3,500    Conectiv, Inc. ...................        85,531
  10,100    DPL, Inc. ........................       185,587
  13,000    Energy East Corp. ................       338,000
   2,200    GPU, Inc. ........................        92,812
   7,400    MidAmerican Energy Holdings
              Co. ............................       256,225
   4,200    Montana Power Co. ................       296,100
   1,800    New Century Energies, Inc. .......        69,863
   3,200    New England Electric System.......       160,400
   6,300    NiSource, Inc. ...................       162,619
   4,900    Northeast Utilities *.............        86,669
   2,500    OGE Energy Corp. .................        59,375
   2,500    PECO Energy Co. ..................       104,688
   7,400    Pinnacle West Capital Corp. ......       297,850
   5,900    Potomic Electric Power Co. .......       173,681
   1,600    SCANA Corp. ......................        37,400
   4,100    TECO Energy, Inc. ................        93,275
   2,700    UtiliCorp United, Inc. ...........        65,644
   3,700    Wisconsin Energy Corp. ...........        92,731
                                                ------------
                                                   3,024,350
                                                ------------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   ----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities -- Gas/Pipeline (3.6%):
   4,400    American Water Works Co., Inc. ...  $    135,300
  11,000    El Paso Energy Corp. .............       387,062
   3,800    MCN Energy Group, Inc. ...........        78,850
   5,100    Williams Cos., Inc. (The).........       217,069
                                                ------------
                                                     818,281
                                                ------------
Utilities -- Telephone (1.7%):
   1,300    Aliant Communications, Inc. ......        60,044
   3,100    Centurytel, Inc. .................       123,225
   1,100    Frontier Corp. ...................        64,900
   1,800    Telephone & Data Systems, Inc. ...       131,513
                                                ------------
                                                     379,682
                                                ------------
  Total Common Stocks                             23,198,778
                                                ------------
INVESTMENT COMPANIES (0.1%):
   2,922    One Group Prime Money Market Fund,
              Class I.........................         2,922
                                                ------------
  Total Investment Companies                           2,922
                                                ------------
Total (Cost $21,330,254) (a)                    $ 23,201,700
                                                ============

------------

Percentages indicated are based on net assets of $22,690,224.

* Denotes a non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation as follows:

                   Unrealized appreciation......................  $2,433,429
                   Unrealized depreciation......................    (561,983)
                                                                  ----------
                   Net unrealized appreciation..................  $1,871,446
                                                                  ==========

Cost for federal income tax purposes: $21,371,533.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Unaudited)

                                                                            GOVERNMENT
                                                                 BOND          BOND         BALANCED
                                                              -----------   -----------   ------------
ASSETS:
Investments, at value.......................................  $61,339,543   $58,617,784   $149,171,553
Repurchase agreements, at cost..............................           --    2,147,579       1,051,288
                                                              -----------   -----------   ------------
Total (cost $61,575,167, $62,013,781, $137,326,881
  respectively).............................................   61,339,543   60,765,363     150,222,841
Cash........................................................           --          467              --
Interest and dividends receivable...........................      530,449      419,428         626,617
Receivable from brokers for investments sold................        9,915      995,646              --
Net receivable for variation margin on futures contracts....           --           --         212,500
Prepaid expenses............................................        1,654        1,167           2,645
Deferred organization expenses..............................           --          149             335
                                                              -----------   -----------   ------------
TOTAL ASSETS................................................   61,881,561   62,182,220     151,064,938
                                                              -----------   -----------   ------------
LIABILITIES:
Cash Overdraft..............................................       16,352           --           5,805
Payable to brokers for investments purchased................      482,111    2,960,219              --
Payable for return of collateral received for securities on
  loan......................................................           --    2,147,579       1,051,288
Investment advisory fee payable.............................       24,223       20,569          82,230
Administration fee payable..................................        8,548        7,945          20,387
Other accrued expenses......................................       15,968        6,393           9,446
                                                              -----------   -----------   ------------
TOTAL LIABILITIES...........................................      547,202    5,142,705       1,169,156
                                                              -----------   -----------   ------------
NET ASSETS:
Capital.....................................................   61,634,127   58,366,594     133,185,758
Net unrealized appreciation (depreciation) from investments
  and futures...............................................     (235,624)  (1,248,418)     13,419,305
Accumulated undistributed (distributions in excess of)
  realized gain (loss) on investments and financial
  futures...................................................      (69,362)     (79,682)      3,286,202
Accumulated undistributed (distributions in excess of) net
  investment income (loss)..................................        5,218        1,021           4,517
                                                              -----------   -----------   ------------
NET ASSETS..................................................  $61,334,359   $57,039,515   $149,895,782
                                                              ===========   ===========   ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)...........    5,967,709    5,584,879       9,517,186
                                                              ===========   ===========   ============
Net Asset Value:
    Offering and redemption price per share.................  $     10.28   $    10.21    $      15.75
                                                              ===========   ===========   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Unaudited)

                                                               LARGE CAP       EQUITY      DIVERSIFIED
                                                                 GROWTH         INDEX        EQUITY
                                                              ------------   -----------   -----------
ASSETS:
Investments, at value.......................................  $289,449,541   $32,817,496   $62,939,241
Repurchase agreements, at cost..............................     1,291,068       214,714     1,000,000
                                                              ------------   -----------   -----------
Total (cost $223,723,690, $29,619,686, $55,655,390
  respectively).............................................   290,740,609    33,059,237    63,939,241
Cash........................................................            --           470           467
Interest and dividends receivable...........................       209,910        23,926        49,311
Receivable from brokers for investments sold................     4,695,780            --     5,005,713
Net receivable for variation margin on futures contracts....       150,000        25,000            --
Withholding tax reclaim receivable..........................        15,920            --            --
Prepaid expenses............................................         6,486           208         1,595
Deferred organization expenses..............................           306            --            --
                                                              ------------   -----------   -----------
TOTAL ASSETS................................................   295,819,011    33,108,841    68,996,327
                                                              ------------   -----------   -----------
LIABILITIES:
Cash Overdraft..............................................       351,780            --            --
Payable to brokers for investments purchased................     1,347,329            --     6,184,518
Payable for return of collateral received for securities on
  loan......................................................     1,291,068       241,741            --
Investment advisory fee payable.............................       147,455         7,286        36,740
Administration fee payable..................................        39,327         3,460         8,722
Other accrued expenses......................................        34,789        15,596        22,722
                                                              ------------   -----------   -----------
TOTAL LIABILITIES...........................................     3,211,748       268,083     6,252,702
                                                              ------------   -----------   -----------
NET ASSETS:
Capital.....................................................   200,579,621    28,978,006    50,316,308
Net unrealized appreciation (depreciation) from investments
  and futures...............................................    67,386,339     3,475,471     8,283,851
Accumulated undistributed (distributions in excess of)
  realized gain (loss) on investments and financial
  futures...................................................    24,648,544       386,240     4,142,964
Accumulated undistributed (distributions in excess of) net
  investment income (loss)..................................        (7,241)        1,041           502
                                                              ------------   -----------   -----------
NET ASSETS..................................................  $292,607,263   $32,840,758   $62,743,625
                                                              ============   ===========   ===========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)...........    11,593,893     2,676,916     3,350,796
                                                              ============   ===========   ===========
Net Asset Value:
    Offering and redemption price per share.................  $      25.24   $     12.27   $     18.72
                                                              ============   ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Unaudited)

                                                                MID CAP      DIVERSIFIED     MID CAP
                                                                 GROWTH        MID CAP        VALUE
                                                              ------------   -----------   -----------
ASSETS:
Investments, at value.......................................  $106,005,439   $17,432,200   $23,201,700
Repurchase agreements, at cost..............................     7,674,841           --             --
                                                              ------------   -----------   -----------
Total (cost $97,217,471, $14,772,424, and $21,330,254
  respectively).............................................   113,680,280   17,432,200     23,201,700
Cash........................................................        38,073           --             --
Interest and dividends receivable...........................        55,101        6,936         18,835
Receivable from brokers for investments sold................     3,162,732    1,203,906        232,415
Net receivable for variation margin on futures contracts....        31,950           --             --
Prepaid expenses............................................         2,774          472            582
Deferred organization expenses..............................         2,163           --             --
                                                              ------------   -----------   -----------
TOTAL ASSETS................................................   116,973,073   18,643,514     23,453,532
                                                              ------------   -----------   -----------
LIABILITIES:
Cash Overdraft..............................................            --    1,031,505        577,625
Payable to brokers for investments purchased................     2,535,954           --        142,887
Payable for return of collateral received for securities on
  loan......................................................     7,674,841           --             --
Investment advisory fee payable.............................        54,338       11,066         14,376
Administration fee payable..................................        14,519        2,603          3,381
Other accrued expenses......................................        13,152       30,130         25,039
                                                              ------------   -----------   -----------
TOTAL LIABILITIES...........................................    10,292,804    1,075,304        763,308
                                                              ------------   -----------   -----------
NET ASSETS:
Capital.....................................................    78,421,487   13,377,070     22,723,426
Net unrealized appreciation (depreciation) from investments
  and futures...............................................    16,500,938    2,659,776      1,871,446
Accumulated undistributed (distributions in excess of)
  realized gain (loss) on investments and financial
  futures...................................................    11,878,645    1,532,779     (1,907,571)
Accumulated undistributed (distributions in excess of) net
  investment income (loss)..................................      (120,801)      (1,415)         2,923
                                                              ------------   -----------   -----------
NET ASSETS..................................................  $106,680,269   $17,568,210   $22,690,224
                                                              ============   ===========   ===========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)...........     5,507,018    1,098,890      2,089,832
                                                              ============   ===========   ===========
Net Asset Value:
    Offering and redemption price per share.................  $      19.37   $    15.99    $     10.86
                                                              ============   ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                  FOR THE SIX MONTHS ENDED JUNE 30, 1999
(Unaudited)

                                                                            GOVERNMENT
                                                                 BOND          BOND        BALANCED
                                                              -----------   -----------   ----------
INVESTMENT INCOME:
Dividend income.............................................  $        --   $       --    $  401,777
Interest income.............................................    1,963,180    1,529,024     1,706,523
Income from securities lending..............................           --        2,781         6,827
                                                              -----------   -----------   ----------
Total income................................................    1,963,180    1,531,805     2,115,127
                                                              -----------   -----------   ----------
EXPENSES:
Investment advisory fees....................................      152,652      110,609       429,716
Administration fees.........................................       49,524       45,399       113,075
Professional fees...........................................       16,139        6,946        10,058
Custodian fees..............................................       10,917        6,909        12,621
Trustee fees................................................          428          685         1,580
Other.......................................................       18,368        8,733        19,524
                                                              -----------   -----------   ----------
Total Expenses before waivers...............................      248,028      179,281       586,574
Less waivers................................................      (20,170)          --            --
                                                              -----------   -----------   ----------
Net Expenses................................................      227,858      179,281       586,574
                                                              -----------   -----------   ----------
Net Investment Income.......................................  $ 1,735,322   $1,352,524    $1,528,553
                                                              -----------   -----------   ----------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investments and futures
  transactions..............................................  $   (57,120)  $  (79,482)   $3,315,342
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................   (2,539,960)  (2,071,794)    2,080,331
                                                              -----------   -----------   ----------
Net realized/unrealized gains (losses) from investments and
  futures...................................................   (2,597,080)  (2,151,276)    5,395,673
                                                              -----------   -----------   ----------
Change in net assets resulting from operations..............  $  (861,758)  $ (798,752)   $6,924,226
                                                              ===========   ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                  FOR THE SIX MONTHS ENDED JUNE 30, 1999
(Unaudited)

                                                               LARGE CAP      EQUITY     DIVERSIFIED
                                                                GROWTH        INDEX        EQUITY
                                                              -----------   ----------   -----------
INVESTMENT INCOME:
Dividend income.............................................  $   966,387   $  123,652   $  420,077
Interest income.............................................      342,605      104,996       72,299
Income from securities lending..............................        4,662          126           --
                                                              -----------   ----------   ----------
Total income................................................    1,313,654      228,774      492,376
                                                              -----------   ----------   ----------
EXPENSES:
Investment advisory fees....................................      791,128       33,177      202,067
Administration fees.........................................      224,186       15,483       48,876
Professional fees...........................................       10,011        5,176       12,971
Custodian fees..............................................        8,616        7,090        4,667
Trustee fees................................................        3,458          181        1,080
Other.......................................................       54,828        9,215       21,733
                                                              -----------   ----------   ----------
Total expenses before waivers...............................    1,092,227       70,322      291,394
Less waivers................................................           --       (6,838)      (6,260)
                                                              -----------   ----------   ----------
Net Expenses................................................    1,092,227       63,484      285,134
                                                              -----------   ----------   ----------
Net Investment Income.......................................  $   221,427   $  165,290   $  207,242
                                                              -----------   ----------   ----------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investments and futures
  transactions..............................................  $24,722,145   $  439,203   $4,143,489
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................   11,402,933    2,118,320     (692,477)
                                                              -----------   ----------   ----------
Net realized/unrealized gains (losses) from investments and
  futures...................................................   36,125,078    2,557,523    3,451,012
                                                              -----------   ----------   ----------
Change in net assets resulting from operations..............  $36,346,505   $2,722,813   $3,658,254
                                                              ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                  FOR THE SIX MONTHS ENDED JUNE 30, 1999
(Unaudited)

                                                                MID CAP      DIVERSIFIED     MID CAP
                                                                 GROWTH        MID CAP        VALUE
                                                              ------------   -----------   -----------
INVESTMENT INCOME:
Dividend income.............................................  $    235,931   $   63,920    $   170,852
Interest income.............................................        58,245       19,269         84,313
Income from securities lending..............................        11,668           --             --
                                                              ------------   -----------   -----------
Total income................................................       305,844       83,189        255,165
                                                              ------------   -----------   -----------
EXPENSES:
Investment advisory fees....................................       303,441       60,096         75,538
Administration fees.........................................        86,539       14,546         18,269
Professional fees...........................................         9,619       15,068         17,311
Custodian fees..............................................         8,943        4,955          7,645
Trustee fees................................................         1,477          123            152
Other.......................................................        16,626        8,654          3,601
                                                              ------------   -----------   -----------
Total expenses before waivers...............................       426,645      103,442        122,516
Less waivers................................................            --      (19,137)       (16,042)
                                                              ------------   -----------   -----------
Net Expenses................................................       426,645       84,305        106,474
                                                              ------------   -----------   -----------
Net Investment Income (Loss)................................  $   (120,801)  $   (1,116)   $   148,691
                                                              ------------   -----------   -----------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investments and futures
  transactions..............................................  $ 12,175,481   $1,536,421    $(1,818,365)
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    (7,061,997)     (50,050)     2,272,752
                                                              ------------   -----------   -----------
Net realized/unrealized gains (losses) from investments and
  futures...................................................     5,113,484    1,486,371        454,387
                                                              ------------   -----------   -----------
Change in net assets resulting from operations..............  $  4,992,683   $1,485,255    $   603,078
                                                              ============   ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      BOND                    GOVERNMENT BOND                  BALANCED
                                           ---------------------------   --------------------------   ---------------------------
                                             FOR THE                       FOR THE                      FOR THE
                                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                              ENDED        YEAR ENDED       ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                             JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                               1999           1998          1999           1998           1999           1998
                                           ---------------------------   --------------------------   ---------------
                                           (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income.................  $  1,735,322   $ 2,562,374    $ 1,352,524   $ 1,707,998    $  1,528,553   $  1,873,374
   Net realized gains (losses) from
     investments and futures
     transactions........................       (57,120)       44,671        (79,482)      140,967       3,315,342      1,660,601
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures.............................    (2,539,960)    1,451,053     (2,071,794)      255,875       2,080,331      8,916,609
                                           ------------   ------------   -----------   -----------    ------------   ------------
Change in net assets resulting from
 operations..............................      (861,758)    4,058,098       (798,752)    2,104,840       6,924,226     12,450,584
                                           ------------   ------------   -----------   -----------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............    (1,730,104)   (2,606,134)    (1,351,503)   (1,707,998)     (1,551,557)    (1,873,374)
   In excess of net investment income....            --            --             --       (33,739)             --        (26,808)
   From net realized gains from
     investment transactions                         --       (44,752)        (2,360)     (105,068)       (396,595)    (1,265,780)
   In excess of realized gains on
     investment transactions.............            --       (12,242)            --            --              --             --
   Tax return of capital distribution....            --            --             --            --              --             --
                                           ------------   ------------   -----------   -----------    ------------   ------------
Changes in net assets from shareholder
 distributions...........................    (1,730,104)   (2,663,128)    (1,353,863)   (1,846,805)     (1,948,152)    (3,165,962)
                                           ------------   ------------   -----------   -----------    ------------   ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued...........     5,120,472    28,019,206     16,348,062    19,963,136      40,212,401     49,983,354
   Dividends reinvested..................     1,730,104     2,663,128      1,353,863     1,846,805       1,948,152      3,165,962
   Cost of shares redeemed...............    (3,815,911)   (5,415,618)      (696,965)   (2,245,378)        (85,779)    (1,034,680)
                                           ------------   ------------   -----------   -----------    ------------   ------------
Change in net assets from share
 transactions............................     3,034,665    25,266,716     17,004,960    19,564,563      42,074,774     52,114,636
                                           ------------   ------------   -----------   -----------    ------------   ------------
Change in net assets.....................       442,803    26,661,686     14,852,345    19,822,598      47,050,848     61,399,258
NET ASSETS:
   Beginning of period...................    60,891,556    34,229,870     42,187,170    22,364,572     102,844,934     41,445,676
                                           ------------   ------------   -----------   -----------    ------------   ------------
   End of period.........................  $ 61,334,359   $60,891,556    $57,039,515   $42,187,170    $149,895,782   $102,844,934
                                           ============   ============   ===========   ===========    ============   ============
SHARE TRANSACTIONS:
   Issued................................       488,999     2,630,322      1,555,820     1,866,627       2,605,005      3,510,954
   Reinvested............................       166,513       269,941        131,591       173,661         125,853        215,204
   Redeemed..............................      (364,727)     (502,456)       (66,455)     (210,017)         (5,711)       (75,663)
                                           ------------   ------------   -----------   -----------    ------------   ------------
Change in shares.........................       290,785     2,397,807      1,620,956     1,830,271       2,725,147      3,650,495
                                           ============   ============   ===========   ===========    ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                LARGE CAP GROWTH                EQUITY INDEX               DIVERSIFIED EQUITY
                                           ---------------------------   ---------------------------   --------------------------
                                             FOR THE                       FOR THE                       FOR THE
                                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                              ENDED        YEAR ENDED       ENDED      PERIOD ENDED       ENDED       YEAR ENDED
                                             JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                               1999           1998          1999          1998(A)         1999           1998
                                           ---------------------------   ---------------------------   --------------
                                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income.................  $    221,427   $   466,393    $   165,290    $    74,668    $   207,242   $   339,073
   Net realized gains (losses) from
     investments and futures
     transactions........................    24,722,145    13,358,107        439,203        (52,963)     4,143,489     1,444,929
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures.............................    11,402,933    37,839,553      2,118,320      1,357,151       (692,477)    4,450,770
                                           ------------   ------------   -----------    -----------    -----------   -----------
Change in net assets resulting from
 operations..............................    36,346,505    51,664,053      2,722,813      1,378,856      3,658,254     6,234,772
                                           ------------   ------------   -----------    -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............      (214,249)     (465,426)      (164,249)       (74,668)      (208,167)     (355,811)
   In excess of net investment income....            --            --             --             --             --            --
   From net realized gains from
     investment transactions.............       (16,371)  (13,342,889)            --             --       (307,343)   (1,328,447)
   In excess of realized gains on
     investment transactions.............            --       (57,277)            --             --             --            --
   Tax return of capital distribution....            --            --             --           (601)            --            --
                                           ------------   ------------   -----------    -----------    -----------   -----------
Changes in net assets from shareholder
 distributions...........................      (230,620)  (13,865,592)      (164,249)       (75,269)      (515,510)   (1,684,258)
                                           ------------   ------------   -----------    -----------    -----------   -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued...........    56,381,539    51,828,422     15,718,507     13,636,522      2,064,859    16,305,399
   Dividends reinvested..................       230,620    13,865,593        164,249         75,269        515,510     1,684,258
   Cost of shares redeemed...............    (2,155,489)   (1,085,409)       (81,281)      (534,659)    (2,539,847)   (1,685,009)
                                           ------------   ------------   -----------    -----------    -----------   -----------
Change in net assets from share
 transactions............................    54,456,670    64,608,606     15,801,475     13,177,132         40,522    16,304,648
                                           ------------   ------------   -----------    -----------    -----------   -----------
Change in net assets.....................    90,572,555   102,407,067     18,360,039     14,480,719      3,183,266    20,855,162
NET ASSETS:
   Beginning of period...................   202,034,708    99,627,641     14,480,719             --     59,560,359    38,705,197
                                           ------------   ------------   -----------    -----------    -----------   -----------
   End of period.........................  $292,607,263   $202,034,708   $32,840,758    $14,480,719    $62,743,625   $59,560,359
                                           ============   ============   ===========    ===========    ===========   ===========
SHARE TRANSACTIONS:
   Issued................................     2,745,724     2,584,144      1,350,596      1,370,180        117,256       955,005
   Reinvested............................         9,277       613,470         13,778          7,334         29,084       102,324
   Redeemed..............................       (89,853)      (58,686)        (7,125)       (57,847)      (140,952)      (97,531)
                                           ------------   ------------   -----------    -----------    -----------   -----------
Change in shares.........................     2,665,148     3,138,928      1,357,249      1,319,667          5,388       959,798
                                           ============   ============   ===========    ===========    ===========   ===========

------------

(a) For the period May 1, 1998, date of commencement of operations, through December 31, 1998.
    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  MID CAP GROWTH             DIVERSIFIED MID CAP             MID CAP VALUE
                                            ---------------------------   --------------------------   --------------------------
                                              FOR THE                       FOR THE                      FOR THE
                                             SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                               ENDED        YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                              JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                1999           1998          1999           1998          1999           1998
                                            ---------------------------   --------------------------   --------------
                                            (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income..................  $   (120,801)  $  (167,466)   $    (1,116)  $   (14,350)   $   148,691   $   342,114
   Net realized gains (losses) from
     investments and futures
     transactions.........................    12,175,481     4,626,878      1,536,421       311,810     (1,818,365)      283,047
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures..............................    (7,061,997)   19,581,381        (50,050)      551,852      2,272,752    (1,346,908)
                                            ------------   -----------    -----------   -----------    -----------   -----------
Change in net assets resulting from
 operations...............................     4,992,683    24,040,793      1,485,255       849,312        603,078      (721,747)
                                            ------------   -----------    -----------   -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.............            --            --         (1,293)           --       (145,768)     (345,025)
   In excess of net investment income.....            --            --             --            --             --        (1,651)
   From net realized gains from investment
     transactions.........................            --    (4,300,170)       (35,521)     (355,970)            --      (358,921)
   In excess of realized gains on
     investment transactions..............            --      (132,232)            --            --             --       (87,555)
   Tax return of capital distribution.....            --    (1,002,643)            --            --             --            --
                                            ------------   -----------    -----------   -----------    -----------   -----------
Changes in net assets from shareholder
 distributions............................            --    (5,435,045)       (36,813)     (355,970)      (145,768)     (793,152)
                                            ------------   -----------    -----------   -----------    -----------   -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued............     9,440,582    19,618,361        647,994     6,254,470      1,975,847     9,477,532
   Dividends reinvested...................            --     5,435,045         36,813       355,970        145,768       793,152
   Cost of shares redeemed................      (426,704)   (1,692,146)    (2,724,906)     (612,145)    (2,390,057)     (179,987)
                                            ------------   -----------    -----------   -----------    -----------   -----------
Change in net assets from share
 transactions.............................     9,013,878    23,361,260     (2,040,099)   (5,998,295)      (268,442)   10,090,697
                                            ------------   -----------    -----------   -----------    -----------   -----------
Change in net assets......................    14,006,561    41,967,008       (591,657)    6,491,637        188,868     8,575,798
NET ASSETS:
   Beginning of period....................    92,673,708    50,706,700     18,159,867    11,668,230     22,501,356    13,925,558
                                            ------------   -----------    -----------   -----------    -----------   -----------
   End of period..........................  $106,680,269   $92,673,708    $17,568,210   $18,159,867    $22,690,224   $22,501,356
                                            ============   ===========    ===========   ===========    ===========   ===========
SHARE TRANSACTIONS:
   Issued.................................       527,624     1,240,487         45,678       435,554        198,278       834,191
   Reinvested.............................            --       305,683          2,618        25,066         14,398        77,627
   Redeemed...............................       (23,261)     (113,075)      (179,841)      (41,697)      (225,894)      (16,644)
                                            ------------   -----------    -----------   -----------    -----------   -----------
Change in shares..........................       504,363     1,433,095       (131,545)      418,923        (13,218)      895,174
                                            ============   ===========    ===========   ===========    ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999
(Unaudited)

1. ORGANIZATION:

   One Group Investment Trust (the Trust) was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to March 31, 1999, the Trust was comprised of five operating series: the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, the Large Company Growth Fund and the Equity Index Fund.

   In 1998, the Trust's Declaration of Trust was amended to create four new series. In February, 1999, the Declaration of Trust was further amended to name the four new series as follows:

       One Group Investment Trust Bond Portfolio

       One Group Investment Trust Diversified Equity Portfolio

       One Group Investment Trust Diversified Mid Cap Portfolio

       One Group Investment Trust Mid Cap Value Portfolio

   Additionally, in February, 1999, the Trust's Declaration of Trust was amended to change the name of the Trust from "The One Group Investment Trust" to "One Group Investment Trust" and the names of the existing series were also changed as follows:

                    PRIOR NAME                                           NEW NAME
         ---------------------------------       --------------------------------------------------------
         Government Bond Fund                    One Group Investment Trust Government Bond Portfolio
         Asset Allocation Fund                   One Group Investment Trust Balanced Portfolio
         Growth Opportunities Fund               One Group Investment Trust Mid Cap Growth Portfolio
         Large Company Growth Fund               One Group Investment Trust Large Cap Growth Portfolio
         Equity Index Fund                       One Group Investment Trust Equity Index Portfolio

   SUBSTITUTION OF ONE GROUP INVESTMENT TRUST PORTFOLIOS FOR PEGASUS VARIABLE FUNDS

   On October 2, 1998, First Chicago NBD Corporation and BANC ONE CORPORATION merged with and into BANK ONE CORPORATION. At that time, the Pegasus Variable Funds were advised by First Chicago NBD Investment Management Company (FCNIMCO) and had been sold exclusively to separate accounts of Hartford Life and Annuity Insurance Company (Hartford) to fund variable annuity and variable life contracts. Hartford was granted an exemptive order from the Securities and Exchange Commission providing relief from certain rules in order to substitute shares of five of the One Group Investment Trust Portfolios for shares of the Pegasus Variable Funds. This substitution occurred March 31, 1999.

   On March 31, 1999, the shares of the following portfolios of the Trust were substituted for shares of the following Pegasus Variable funds in separate accounts maintained by Hartford:

         ONE GROUP INVESTMENT TRUST PORTFOLIO           PEGASUS VARIABLE FUND
         ------------------------------------           ---------------------
         Bond Portfolio                              Bond Fund
         Large Cap Growth Portfolio                  Growth Fund
         Diversified Mid Cap Portfolio               Mid-Cap Opportunity Fund
         Mid Cap Value Portfolio                     Intrinsic Value Fund
         Diversified Equity Portfolio                Growth and Value Fund

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

   With the exception of the Large Cap Growth Portfolio, the renamed Pegasus Variable Funds are the surviving funds for accounting purposes.

   The shares of the Portfolios are sold at net asset value to separate accounts of insurance companies to fund variable annuity and variable life contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Portfolios. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations. If any of the initial required shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

   SECURITY VALUATION

   Securities traded on a securities exchange are valued at the last quoted sale price on the principal exchange, or if no sale, at their fair value as determined in good faith under consistently applied procedures authorized by the Board of Trustees. Securities traded only in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale, at the quoted bid price provided by an independent pricing agent. Corporate debt securities and debt securities of U.S. issuers, including municipal securities, are valued by a combination of daily quotes and matrix evaluations provided by an independent pricing service approved by the Board of Trustees. Inactive securities that have little or no trading activity are valued by the independent pricing services by obtaining dealer quotes. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Securities for which either reliable market quotations are not readily available or for which the pricing agent does not provide a valuation that, in the judgement of a Portfolio's investment adviser represent fair value, shall each be valued in accordance with procedures authorized by the Board of Trustees.

   The Portfolios may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolios require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Portfolios to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   FEDERAL INCOME TAX

   The Trust treats each Portfolio as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   As of December 31, 1998, the Equity Index Portfolio had a capital loss carryforward in the amount of $48,972 which, if unused, will expire in eight years.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date. Net realized gains or losses from sales of securities are determined on the specific identification method. Dividend income is recorded on the ex-dividend date; interest

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

   income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

   DIVIDENDS TO SHAREHOLDERS

   Dividends are recorded on the ex-dividend date. The Portfolios declare and pay income dividends quarterly. Distributable net realized capital gains are declared and distributed at least annually. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

   Accordingly, as of December 31, 1998, the capital accounts have been adjusted by the following amounts:

                                                             UNDISTRIBUTED       DISTRIBUTIONS
                                                             NET INVESTMENT        IN EXCESS
                                                                 INCOME       OF NET REALIZED GAIN    CAPITAL
                                                             --------------   --------------------   ----------
         Government Bond Portfolio.........................     $(33,739)           $ 33,739         $       --
         Balanced Portfolio................................      (52,459)             52,459                 --
         Mid Cap Growth Portfolio..........................      167,466             838,039          1,005,505
         Equity Index Portfolio............................         (601)                 --                601

   As of June 30, 1999, the capital accounts have been adjusted by the following amounts:

                                                                    UNDISTRIBUTED
                                                                    NET INVESTMENT    ACCUMULATED
                                                                        INCOME       REALIZED GAIN   CAPITAL
                                                                    --------------   -------------   -------
         Large Cap Growth Portfolio...............................     $15,386           $(47)       $15,339

   EXPENSES

   Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated to the Portfolios based on the relative net assets of the Portfolios at the time the expense is incurred.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITIES LENDING

   To generate additional income, the Portfolios may lend up to 1/3 of securities in which each Portfolio is invested, pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Collateral may include cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral. The Portfolios receive payments from borrowers equivalent to the dividends and

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

   interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1999, the following Portfolios had securities with the following market values on loan (amounts in thousands):

                                                                    MARKET VALUE   MARKET VALUE   MARKET VALUE
                                                                      OF CASH      OF NON-CASH     OF LOANED
                                                                     COLLATERAL     COLLATERAL     SECURITIES
                                                                    ------------   ------------   ------------
         Government Bond Portfolio................................     $2,148        $ 5,918         $7,907
         Balanced Portfolio.......................................      1,051          9,061          9,909
         Mid Cap Growth Portfolio.................................      7,675             --          7,486
         Large Cap Growth Portfolio...............................      1,291             --          1,259
         Equity Index Portfolio...................................        242             --            236

3. RELATED PARTY TRANSACTIONS:

   As Investment Advisor, Banc One Investment Advisors Corporation manages the investments of each Portfolio of the Trust and earns a fee, which is calculated daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                       ADVISORY
                                  PORTFOLIO                              FEE
         ------------------------------------------------------------  --------
         Bond Portfolio..............................................   0.60%
         Government Bond Portfolio...................................   0.45%
         Balanced Portfolio..........................................   0.70%
         Large Cap Growth Portfolio..................................   0.65%
         Equity Index Portfolio......................................   0.30%
         Diversified Equity Portfolio................................   0.74%
         Mid Cap Growth Portfolio....................................   0.65%
         Diversified Mid Cap Portfolio...............................   0.74%
         Mid Cap Value Portfolio.....................................   0.74%

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

   Banc One Investment Advisors has voluntarily agreed to waive all or part of its fees in order to limit the Portfolios' total operating expenses on an annual basis to not more than the following percentages of the average daily net assets:

                                                                       PERCENTAGE
                                                                       OF AVERAGE
                                                                       DAILY NET
                                  PORTFOLIO                              ASSETS
         ------------------------------------------------------------  ----------
         Bond Portfolio..............................................    0.75%
         Government Bond Portfolio...................................    0.75%
         Balanced Portfolio..........................................    1.00%
         Large Cap Growth Portfolio..................................    1.00%
         Equity Index Portfolio......................................    0.55%
         Diversified Equity Portfolio................................    0.95%
         Mid Cap Growth Portfolio....................................    1.10%
         Diversified Mid Cap Portfolio...............................    0.95%
         Mid Cap Value Portfolio.....................................    0.95%

   For the six months ended June 30, 1999, the Investment Advisor voluntarily waived fees in the amount of $20,170 in the Bond Portfolio, $6,838 in the Equity Index Portfolio, $6,260 in the Diversified Equity Portfolio, $19,137 in the Diversified Mid Cap Portfolio, and $16,042 in the Mid Cap Value Portfolio.

   Nationwide Advisory Services, Inc. (NAS) provides administrative and accounting services to the Portfolios. For its services, NAS earns a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets (excluding the Equity Index Portfolio) up to $250 million, and .14% of such net assets in excess of $250 million. NAS earns an annual rate of .14% of the aggregate average daily net assets of the Equity Index Portfolio.

   Nationwide Investors Services, Inc. (NIS), an affiliate of NAS, serves as the Transfer Agent to the Trust. For its services, NIS receives an annual fee of .01% of the average daily net assets of each Portfolio with an annual maximum of $6,000 for each Portfolio.

4. INVESTMENT TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) during the six months ended June 30, 1999 are summarized as follows:

                                                            PURCHASES         SALES
                                                           ------------    -----------
Bond Portfolio...........................................  $ 37,306,746    $18,864,327
Government Bond Portfolio................................    12,665,735      4,273,206
Balanced Portfolio.......................................    73,875,684     44,475,003
Large Cap Growth Portfolio...............................   110,883,043     85,916,856
Equity Index Portfolio...................................    16,226,689         87,805
Diversified Equity Portfolio.............................    26,066,691     26,157,264
Mid Cap Growth Portfolio.................................    72,729,429     67,287,685
Diversified Mid Cap Portfolio............................     4,766,587      6,308,014
Mid Cap Value Portfolio..................................    27,013,450     22,796,913

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

   The Balanced, Large Cap Growth, Equity Index, and Mid Cap Growth Portfolios engaged in trading financial futures contracts. Each of these Portfolios are exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a Portfolio to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

   A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The purpose of entering into futures contracts is to remain fully invested and reduce transaction costs.

   Net unrealized appreciation (depreciation) on investments at June 30, 1999, based on cost for federal income tax purposes, was as follows:

                                                                                    NET
                                                GROSS            GROSS           UNREALIZED
                                              UNREALIZED       UNREALIZED       APPRECIATION
                                             APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                             ------------    --------------    --------------
Bond Portfolio.............................  $   627,824      $  (863,448)      $  (235,624)
Government Bond Portfolio..................      199,154       (1,447,572)       (1,248,418)
Balanced Portfolio.........................   15,028,647       (2,202,490)       12,826,157
Large Cap Growth Portfolio.................   69,174,574       (2,193,233)       66,981,341
Equity Index Portfolio.....................    3,945,527         (509,980)        3,435,547
Diversified Equity Portfolio...............    9,306,741       (1,022,890)        8,283,851
Mid Cap Growth Portfolio...................   20,725,150       (4,619,966)       16,105,184
Diversified Mid Cap........................    3,287,295         (631,172)        2,656,123
Mid Cap Value..............................    2,392,150         (561,983)        1,830,167

5. SHARES HELD BY AFFILIATES:

   As of June 30, 1999, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Portfolios with the following net asset values:

Government Bond Portfolio...................................  $6,879,241
Balanced Portfolio..........................................   2,008,030
Large Cap Growth Portfolio..................................   9,086,178
Equity Index Portfolio......................................   3,108,910
Mid Cap Growth Portfolio....................................      65,582

   As of June 30, 1999, Banc One Capital Corporation owned shares of the Equity Index Portfolio with a net asset value of $932,673.

Continued

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Unaudited)

6. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of One Group Investment Trust was held on April 28, 1999. At the meeting, shareholders of record on February 28, 1999 of the five series of the trust voted and approved the following proposals:

                                     GOVERNMENT                 LARGE CAP     EQUITY       MID CAP
                                        BOND       BALANCED      GROWTH        INDEX       GROWTH
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------    ---------    ---------    ---------    ---------
1. To elect the Board of Trustees
   of One Group Investment Trust.
   Individual Trustees:
     Peter C. Marshall
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Charles I. Post
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Frederick W. Ruebeck
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Robert A. Oden, Jr.
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     John F. Finn
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Marilyn McCoy
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Julius L. Pallone
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797
     Donald L. Tuttle
       Shares voted for............  4,353,231     7,365,160    9,262,253    1,605,308    5,084,751
       Shares withheld.............     36,546        98,792      106,317       15,120       45,797

2. To ratify the selection of
   independent accountants.
       Shares voted for............  4,199,236     7,038,413    8,846,579    1,528,156    4,918,097
       Shares voted against........     15,097        87,870      113,718          658       39,987
       Shares withheld.............    175,439       337,664      408,273       91,607      172,457

3. To eliminate a fundamental
   investment restriction that
   prohibits Portfolios of One
   Group Investment Trust from
   participating on a joint or a
   joint and several basis in any
   trading account in securities.
       Shares voted for............  4,004,749     6,615,718    8,294,829    1,457,242    4,442,719
       Shares voted against........     96,570       170,235      254,119       22,362      268,304
       Shares withheld.............    288,453       677,993      819,616      140,817      419,511

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   BOND
                                                           ----------------------------------------------------
                                                           FOR SIX MONTHS        YEAR ENDED        PERIOD ENDED
                                                           ENDED JUNE 30,       DECEMBER 31,       DECEMBER 31,
                                                                1999                1998             1997(A)
                                                           --------------       ------------       ------------
                                                            (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD..................................       $ 10.73             $ 10.44            $ 10.00
                                                              -------             -------            -------
  Net investment income................................          0.30                0.57               0.37
  Net realized and unrealized appreciation
     (depreciation)....................................         (0.45)               0.31               0.45
                                                              -------             -------            -------
Total from investment operations.......................         (0.15)               0.88               0.82
                                                              -------             -------            -------
Distributions:
  From net investment income...........................         (0.30)              (0.58)             (0.37)
  From net realized gains from investments.............            --               (0.01)             (0.01)
  In excess of realized gains from investment
     transactions......................................            --                  --                 --
                                                              -------             -------            -------
Total distributions....................................         (0.30)              (0.59)             (0.38)
                                                              -------             -------            -------
Net increase (decrease) in net asset value.............         (0.45)               0.29               0.44
                                                              -------             -------            -------
NET ASSET VALUE --
  END OF PERIOD........................................       $ 10.28             $ 10.73            $ 10.44
                                                              =======             =======            =======
Total return...........................................         (1.45%)              8.66%              8.25%
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000).......................       $61,334             $60,892            $34,230
  Ratio of expenses to average net assets..............          0.75%(b)            0.75%              0.75%(b)
  Ratio of expenses to average net assets excluding
     waivers/reimbursements(c).........................          0.82%(b)            0.81%              0.77%(b)
  Ratio of net investment income to average net
     assets............................................          5.62%(b)            5.36%              5.97%(b)
  Portfolio turnover...................................          7.68%              14.50%             14.80%

------------

(a) Commenced operations on May 1, 1997.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GOVERNMENT BOND
                                      -----------------------------------------------------------------------------------------
                                      FOR SIX MONTHS                    YEAR ENDED DECEMBER 31,                    AUGUST 1, -
                                      ENDED JUNE 30,   ---------------------------------------------------------   DECEMBER 31,
                                           1999            1998           1997           1996           1995         1994(A)
                                      --------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $ 10.64         $ 10.48        $ 10.15        $ 10.48         $ 9.69         $10.00
                                         -------         -------        -------        -------         ------         ------
  Net investment income.............        0.26            0.56           0.60           0.59           0.64           0.22
  Net realized and unrealized
    appreciation (depreciation).....       (0.43)           0.20           0.35          (0.33)          0.94          (0.31)
                                         -------         -------        -------        -------         ------         ------
Total from investment operations....       (0.17)           0.76           0.95           0.26           1.58          (0.09)
                                         -------         -------        -------        -------         ------         ------
Distributions:
  From net investment income........       (0.26)          (0.56)         (0.60)         (0.59)         (0.64)         (0.22)
  In excess of net investment
    income..........................          --           (0.01)            --             --             --             --
  From net realized gains from
    investments.....................          --           (0.03)         (0.02)            --          (0.15)            --
                                         -------         -------        -------        -------         ------         ------
Total distributions.................       (0.26)          (0.60)         (0.62)         (0.59)         (0.79)         (0.22)
                                         -------         -------        -------        -------         ------         ------
Net increase (decrease) in net asset
  value.............................       (0.43)           0.16           0.33          (0.33)          0.79          (0.31)
                                         -------         -------        -------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD......     $ 10.21         $ 10.64        $ 10.48        $ 10.15         $10.48         $ 9.69
                                         =======         =======        =======        =======         ======         ======
Total return........................        (1.56%)         7.32%          9.67%          2.69%         16.69%          (.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets end of period (000)....     $57,040         $42,187        $22,365        $14,622         $9,016         $5,112
  Ratio of expenses to average net
    assets..........................        0.73%(b)        0.75%          0.75%          0.75%          0.75%          0.75%(b)
  Ratio of expenses to average net
    assets excluding
    waivers/reimbursements(c).......        0.73%(b)        0.78%          0.88%          1.01%          1.47%          1.94%(b)
  Ratio of net investment income to
    average net assets..............        5.50%(b)        5.56%          6.06%          6.11%          6.54%          6.09%(b)
  Ratio of net investment income to
    average net assets excluding
    waivers/reimbursements(c).......        5.50%(b)        5.53%          5.93%          5.85%          5.80%          4.90%(b)
  Portfolio turnover................       39.31%          40.40%         21.30%         21.30%         34.10%          3.50%

------------

(a) Initial public offering was August 1, 1994.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              BALANCED
                                      -----------------------------------------------------------------------------------------
                                      FOR SIX MONTHS                    YEAR ENDED DECEMBER 31,                    AUGUST 1, -
                                      ENDED JUNE 30,   ---------------------------------------------------------   DECEMBER 31,
                                           1999            1998           1997           1996           1995         1994(A)
                                      --------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $  15.14        $  13.19       $ 11.93        $ 11.24         $ 9.81         $10.00
                                         --------        --------       -------        -------         ------         ------
  Net investment income (loss)......         0.18            0.39          0.39           0.34           0.36           0.06
  Net realized and unrealized
    appreciation (depreciation).....         0.66            2.14          2.31           0.98           1.64          (0.19)
                                         --------        --------       -------        -------         ------         ------
Total from investment operations....         0.84            2.53          2.70           1.32           2.00          (0.13)
                                         --------        --------       -------        -------         ------         ------
Distributions:
  From net investment income........        (0.18)          (0.39)        (0.39)         (0.34)         (0.36)         (0.06)
  From net realized gains from
    investments.....................        (0.05)          (0.19)        (1.05)         (0.23)         (0.21)            --
  In excess of realized gains from
    investment transactions.........           --              --            --          (0.04)            --             --
  Tax return of capital.............           --              --            --          (0.02)            --             --
                                         --------        --------       -------        -------         ------         ------
Total distributions.................        (0.23)          (0.58)        (1.44)         (0.63)         (0.57)         (0.06)
                                         --------        --------       -------        -------         ------         ------
Net increase (decrease) in net asset
  value.............................         0.61            1.95          1.26           0.69           1.43          (0.19)
                                         --------        --------       -------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD......     $  15.75        $  15.14       $ 13.19        $ 11.93         $11.24         $ 9.81
                                         ========        ========       =======        =======         ======         ======
Total return........................         5.57%          19.09%        22.90%         11.92%         20.69%         (1.32%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...     $149,896        $102,845       $41,446        $14,883         $5,455         $2,063
  Ratio of expenses to average net
    assets..........................         0.96%(b)        1.00%         1.00%          1.00%          1.00%          1.00%(b)
  Ratio of expenses to average net
    assets excluding
    waivers/reimbursements(c).......         0.96%(b)        1.00%         1.15%          1.44%          1.96%          2.36%(b)
  Ratio of net investment income to
    average net assets..............         2.49%(b)        2.66%         3.24%          3.27%          3.66%          1.88%(b)
  Ratio of net investment income to
    average net assets excluding
    waivers/reimbursements(c).......         2.49%(b)        2.66%         3.07%          2.83%          2.70%          0.52%(b)
  Portfolio turnover................        38.65%          32.10%        60.90%         64.80%         66.30%            --

------------

(a) Initial public offering was August 1, 1994.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE CAP GROWTH
                                      -----------------------------------------------------------------------------------------
                                      FOR SIX MONTHS                    YEAR ENDED DECEMBER 31,                    AUGUST 1, -
                                      ENDED JUNE 30,   ---------------------------------------------------------   DECEMBER 31,
                                           1999            1998           1997           1996           1995         1994(A)
                                      --------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $  22.63        $  17.21       $ 13.67        $ 12.12        $  9.99         $10.00
                                         --------        --------       -------        -------        -------         ------
  Net investment income (loss)......         0.02            0.06          0.10           0.16           0.20           0.05
  Net realized and unrealized
    appreciation (depreciation).....         2.61            7.03          4.25           1.86           2.20           0.01
                                         --------        --------       -------        -------        -------         ------
Total from investment operations....         2.63            7.09          4.35           2.02           2.40           0.06
                                         --------        --------       -------        -------        -------         ------
Distributions:
  From net investment income........        (0.02)          (0.06)        (0.10)         (0.16)         (0.20)         (0.05)
  From net realized gains from
    investments.....................           --           (1.61)        (0.71)         (0.30)         (0.07)         (0.02)
  In excess of realized gains from
    investment transactions.........           --              --            --          (0.01)            --             --
                                         --------        --------       -------        -------        -------         ------
Total distributions.................        (0.02)          (1.67)        (0.81)         (0.47)         (0.27)         (0.07)
                                         --------        --------       -------        -------        -------         ------
Net increase (decrease) in net asset
  value.............................         2.61            5.42          3.54           1.55           2.13          (0.01)
                                         --------        --------       -------        -------        -------         ------
NET ASSET VALUE, END OF PERIOD......     $  25.24        $  22.63       $ 17.21        $ 13.67        $ 12.12         $ 9.99
                                         ========        ========       =======        =======        =======         ======
Total return........................        11.63%          41.27%        31.93%         16.67%         24.13%          0.52%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...     $292,607        $202,035       $99,628        $42,893        $16,119         $4,175
  Ratio of expenses to average net
    assets..........................         0.90%(b)        0.93%         1.00%          0.98%          0.90%          0.90%(b)
  Ratio of expenses to average net
    assets excluding
    waivers/reimbursements(c).......         0.90%(b)        0.93%         1.00%          1.16%          1.64%          2.08%(b)
  Ratio of net investment income to
    average net assets..............         0.18%(b)%       0.32%         0.69%          1.29%          2.02%          1.39%(b)
  Ratio of net investment income to
    average net assets excluding
    waivers/reimbursements(c).......         0.18%(b)        0.32%         0.69%          1.11%          1.28%          0.22%(b)
  Portfolio turnover................        37.27%          61.00%        34.40%         38.70%         37.40%          4.40%

------------

(a) Initial public offering was August 1, 1994.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      EQUITY INDEX
                                                              ----------------------------
                                                                              PERIOD ENDED
                                                                 FOR SIX        DECEMBER
                                                              MONTHS ENDED        31,
                                                              JUNE 30, 1999     1998(A)
                                                              -------------   ------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.97        $ 10.00
                                                                 -------        -------
  Net investment income (loss)..............................        0.07           0.08
  Net realized and unrealized appreciation (depreciation)...        1.30           0.97
                                                                 -------        -------
Total from investment operations............................        1.37           1.05
                                                                 -------        -------
Distributions:
  From net investment income................................       (0.07)         (0.08)
                                                                 -------        -------
Total distributions.........................................       (0.07)         (0.08)
                                                                 -------        -------
Net increase (decrease) in net asset value..................        1.30           0.97
                                                                 -------        -------
NET ASSET VALUE, END OF PERIOD..............................     $ 12.27        $ 10.97
                                                                 =======        =======
Total return................................................       12.52%         10.52%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $32,841        $14,481
  Ratio of expenses to average net assets...................        0.55%(b)       0.55%(b)
  Ratio of expenses to average net assets excluding
    waivers/reimbursements(c)...............................        0.61%(b)       1.13%(b)
  Ratio of net investment income to average net assets......        1.49%(b)       1.45%(b)
  Ratio of net investment income to average net assets
    excluding waivers/reimbursements(c).....................        1.43%(b)       0.87%(b)
  Portfolio turnover........................................        0.46%          2.30%

------------

(a) Initial public offering was May 1, 1998.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            DIVERSIFIED EQUITY
                                                --------------------------------------------------------------------------
                                                FOR SIX MONTHS            YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                ENDED JUNE 30,   ------------------------------------------   DECEMBER 31,
                                                     1999            1998           1997           1996         1995(A)
                                                --------------   ------------   ------------   ------------   ------------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..........     $ 17.80         $ 16.22        $ 13.19         $11.63         $10.00
                                                   -------         -------        -------         ------         ------
  Net investment income.......................        0.06            0.11           0.13           0.15           0.13
  Net realized and unrealized appreciation
    (depreciation)............................        1.01            2.00           3.38           2.02           1.63
                                                   -------         -------        -------         ------         ------
Total from investment operations..............        1.07            2.11           3.51           2.17           1.76
                                                   -------         -------        -------         ------         ------
Distributions:
  From net investment income..................       (0.06)          (0.12)         (0.13)         (0.14)         (0.13)
  From net realized gains from investments....       (0.09)          (0.41)         (0.35)         (0.47)            --
                                                   -------         -------        -------         ------         ------
Total distributions...........................       (0.15)          (0.53)         (0.48)         (0.61)         (0.13)
                                                   -------         -------        -------         ------         ------
Net increase (decrease) in net asset value....        0.92            1.58           3.03           1.56           1.63
                                                   -------         -------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD................     $ 18.72         $ 17.80        $ 16.22         $13.19         $11.63
                                                   =======         =======        =======         ======         ======
Total return..................................        6.06%          13.10%         26.80%         18.75%         17.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets end of period (000)..............     $62,744         $59,560        $38,705         $8,603         $3,754
  Ratio of expenses to average net assets.....        0.95%(b)        0.95%          0.93%          0.85%          0.85%(b)
  Ratio of expenses to average net assets
    excluding waivers/reimbursements(c).......        0.97%(b)        1.02%          1.10%          2.27%          4.93%(b)
  Ratio of net investment income to average
    net assets................................        0.69%(b)         .69%           .93%          1.35%          1.78%(b)
  Portfolio turnover..........................       45.11%          43.20%         31.10%         46.80%         17.50%

------------

(a) Commenced operations on March 30, 1995.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           MID CAP GROWTH
                                      -----------------------------------------------------------------------------------------
                                      FOR SIX MONTHS                    YEAR ENDED DECEMBER 31,                     AUGUST 1,-
                                      ENDED JUNE 30,   ---------------------------------------------------------   DECEMBER 31,
                                           1999            1998           1997           1996           1995         1994(A)
                                      --------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $  18.52        $ 14.21        $ 12.11        $ 11.52         $ 9.70         $10.00
                                         --------        -------        -------        -------         ------         ------
  Net investment income (loss)......        (0.02)         (0.03)         (0.03)          0.18           0.04             --
  Net realized and unrealized
    appreciation (depreciation).....         0.87           5.95           3.63           1.62           2.29          (0.30)
                                         --------        -------        -------        -------         ------         ------
Total from investment operations....         0.85           5.92           3.60           1.80           2.33          (0.30)
                                         --------        -------        -------        -------         ------         ------
Distributions:
  From net investment income........           --             --             --          (0.19)         (0.04)            --
  From net realized gains from
    investments.....................           --          (1.38)         (1.48)         (0.78)         (0.47)            --
  In excess of realized gains from
    investment transactions.........           --          (0.03)            --          (0.24)            --             --
  Tax return of capital.............           --          (0.20)         (0.02)            --             --             --
                                         --------        -------        -------        -------         ------         ------
Total distributions.................           --          (1.61)         (1.50)         (1.21)         (0.51)            --
                                         --------        -------        -------        -------         ------         ------
Net increase (decrease) in net asset
  value.............................         0.85           4.31           2.10           0.59           1.82          (0.30)
                                         --------        -------        -------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD......     $  19.37        $ 18.52        $ 14.21        $ 12.11         $11.52         $ 9.70
                                         ========        =======        =======        =======         ======         ======
Total return........................         4.59%         38.82%         29.81%         15.67%         24.06%         (3.00%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...     $106,680        $92,674        $50,707        $22,339         $6,685           $940
  Ratio of expenses to average net
    assets..........................          .91%(b)        .97%          1.10%          1.06%          0.90%          0.90% (b)
  Ratio of expenses to average net
    assets excluding
    waivers/reimbursements(c).......          .91%(b)        .97%          1.11%          1.40%          2.78%          2.96% (b)
  Ratio of net investment income to
    average net assets..............         (.26%)(b)      (.25%  )       (.25%)         1.85%          0.46%         (0.17%)(b)
  Ratio of net investment income to
    average net assets excluding
    waivers/reimbursements(c).......         (.26%)(b)      (.25%)         (.26%)         1.51%         (1.42%)           (2.22%)(b)
  Portfolio turnover................        73.17%         87.70%        175.60%        326.90%        193.30%          3.50%

------------

(a) Initial public offering was August 1, 1994.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 DIVERSIFIED MID CAP
                                                      --------------------------------------------------------------------------
                                                      FOR SIX MONTHS            YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                      ENDED JUNE 30,   ------------------------------------------   DECEMBER 31,
                                                           1999            1998           1997           1996         1995(A)
                                                      --------------   ------------   ------------   ------------   ------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................     $  14.76        $ 14.38        $ 13.46         $11.02         $10.00
                                                         --------        -------        -------         ------         ------
  Net investment income.............................        (0.03)         (0.01)          0.01           0.03           0.05
  Net realized and unrealized appreciation
    (depreciation)..................................         1.29           0.70           3.55           2.67           1.02
                                                         --------        -------        -------         ------         ------
Total from investment operations....................         1.26           0.69           3.56           2.70           1.07
                                                         --------        -------        -------         ------         ------
Distributions:
  From net investment income........................           --             --          (0.01)         (0.03)         (0.05)
  From net realized gains from investments..........        (0.03)         (0.31)         (2.63)         (0.23)            --
                                                         --------        -------        -------         ------         ------
Total distributions.................................        (0.03)         (0.31)         (2.64)         (0.26)         (0.05)
                                                         --------        -------        -------         ------         ------
Net increase (decrease) in net asset value..........         1.23           0.38           0.92           2.44           1.02
                                                         --------        -------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD......................     $  15.99        $ 14.76        $ 14.38         $13.46         $11.02
                                                         ========        =======        =======         ======         ======
Total return........................................         8.56%          4.91%         26.65%         24.53%         10.73%

RATIOS/SUPPLEMENTAL DATA:
  Net assets end of period (000)....................     $ 17,568        $18,160        $11,668         $9,216         $4,972
  Ratio of expenses to average net assets...........         0.94% (b)      0.95%          0.91%          0.85%          0.85%(b)
  Ratio of expenses to average net assets excluding
    waivers/reimbursements(c).......................         1.15% (b)      1.52%          1.49%          2.11%          4.64%(b)
  Ratio of net investment income to average net
    assets..........................................         (.01%)(b)      (.10%)          .04%           .28%           .67%(b)
  Portfolio turnover................................        27.70%         26.20%         80.70%         37.40%         32.10%

------------

(a) Commenced operations on March 30, 1995.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             MID CAP VALUE
                                                              --------------------------------------------
                                                              FOR SIX MONTHS    YEAR ENDED    PERIOD ENDED
                                                              ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,
                                                                   1999            1998         1997(A)
                                                              --------------   ------------   ------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.70         $ 11.53        $ 10.00
                                                                 -------         -------        -------
  Net investment income.....................................        0.07            0.21           0.12
  Net realized and unrealized appreciation (depreciation)...        0.16           (0.58)          1.57
                                                                 -------         -------        -------
Total from investment operations............................        0.23           (0.37)          1.69
                                                                 -------         -------        -------
Distributions:
  From net investment income................................       (0.07)          (0.21)         (0.12)
  From net realized gains from investments..................          --           (0.20)         (0.04)
  In excess of realized gains from investment
    transactions............................................          --           (0.05)            --
                                                                 -------         -------        -------
Total distributions.........................................       (0.07)          (0.46)         (0.16)
                                                                 -------         -------        -------
Net increase (decrease) in net asset value..................        0.16           (0.83)          1.53
                                                                 -------         -------        -------
NET ASSET VALUE, END OF PERIOD..............................     $ 10.86         $ 10.70        $ 11.53
                                                                 =======         =======        =======
Total return................................................        2.16%          (3.31%)        16.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets end of period (000)............................     $22,690         $22,501        $13,926
  Ratio of expenses to average net assets...................        0.95%(b)        0.95%          0.95%(b)
  Ratio of expenses to average net assets excluding
    waivers/reimbursements(c)...............................        0.81%(b)        1.27%          1.22%(b)
  Ratio of net investment income to average net assets......        1.33%(b)        1.90%          1.83%(b)
  Portfolio turnover........................................      119.43%          39.30%         19.60%

------------

(a) Commenced operations on May 1, 1997.
(b) Annualized.
(c) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.